RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                              PROSPECTUS SUPPLEMENT

                              DATED APRIL 29, 2005

                   TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement amends certain information contained in the most recent variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

THE "INDUSTRY DEVELOPMENTS - TRADING" SECTION OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

FUND REGULATORY ISSUES

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

OTHER REGULATORY MATTERS

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of the Company have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to our business practices are appropriate.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

RELIASTAR LIFE INSURANCE COMPANY OFNEW YORK IS A STOCK COMPANY DOMICILED IN NEW YORK.

--------------------------------------------------------------------------------
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                     ING EMPIRE INNOVATIONS VARIABLE ANNUITY
--------------------------------------------------------------------------------


                                                                  APRIL 29, 2005


      This prospectus describes ING Empire Innovations Variable Annuity, a deferred combination variable and fixed annuity contract (the "Contract") offered by ReliaStar Life Insurance Company of New York (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

      The Contract provides a means for you to invest your premium payments and credit, if applicable, in one or more of the available mutual fund investment portfolios. You may also allocate premium payments and credit, if applicable, to our Fixed Interest Division with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Interest Division. Some guaranteed interest periods or subaccounts may not be available. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value, less credit, if applicable (which may be more or less than the premium payments you paid). Longer free look periods apply in certain situations.

      REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated, April 29, 2005, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-1593 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THE EXPENSES FOR A CONTRACT PROVIDING A PREMIUM CREDIT, AS THIS CONTRACT DOES, MAY BE HIGHER THAN FOR CONTRACTS NOT PROVIDING A PREMIUM CREDIT. OVER TIME, AND UNDER CERTAIN CIRCUMSTANCES, THE AMOUNT OF THE PREMIUM CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PREMIUM CREDIT.

      AN INVESTMENT IN ANY SUBACCOUNT THROUGH THE TRUSTS OR FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
             THE INVESTMENT PORTFOLIOS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------



ING Empire Innovations Variable Annuity - 134836

The investment portfolios available under your Contract are:

ING INVESTORS TRUST
 ING AIM Mid Cap Growth Portfolio (Class S)
 ING Alliance Mid Cap Growth Portfolio (Class S)
 ING American Funds Growth Portfolio
 ING American Funds Growth-Income Portfolio
 ING American Funds International Portfolio
 ING Capital Guardian Managed Global Portfolio (Class S)
 ING Capital Guardian Small/Midcap Portfolio (Class S)
 ING Capital Guardian U.S. Equities Portfolio (Class S)
 ING Eagle Asset Capital Appreciation Portfolio (Class S)
 ING Evergreen Health Sciences Portfolio (Class S)
 ING Evergreen Omega Portfolio (Class S)
 ING FMR(SM) Diversified Mid Cap Portfolio (Class S)
 ING FMR(SM) Earnings Growth Portfolio (Class S)
 ING Global Resources Portfolio (Class S)
 ING Goldman Sachs Tollkeeper(SM) Portfolio (Class S)
 ING Janus Contrarian Portfolio (Class S)
 ING Jennison Equity Opportunities Portfolio (Class S)
 ING JPMorgan Emerging Markets Equity Portfolio (Class S)
 ING JPMorgan Small Cap Equity Portfolio (Class S)
 ING JPMorgan Value Opportunities Portfolio (Class S)
 ING Julius Baer Foreign Portfolio (Class S)
 ING Legg Mason Value Portfolio (Class S)
 ING LifeStyle Aggressive Growth Portfolio (Class S1)
 ING LifeStyle Growth Portfolio (Class S1)
 ING LifeStyle Moderate Growth Portfolio (Class S1)
 ING LifeStyle Moderate Portfolio (Class S1)
 ING Liquid Assets Portfolio (Class S)
 ING Marsico Growth Portfolio (Class S)
 ING Marsico International Opportunities Portfolio (Class S)
 ING Mercury Focus Value Portfolio (Class S)
 ING Mercury Large Cap Growth Portfolio (Class S)
 ING MFS Mid Cap Growth Portfolio (Class S)
 ING MFS Total Return Portfolio (Class S)
 ING MFS Utilities Portfolio (Class S)
 ING Oppenheimer Main Street Portfolio (Class S)
 ING PIMCO Core Bond Portfolio (Class S)
 ING PIMCO High Yield Portfolio (Class S)
 ING Pioneer Fund Portfolio (Class S)
 ING Pioneer Mid Cap Value Portfolio (Class S)
 ING Salomon Brothers All Cap Portfolio (Class S)
 ING Salomon Brothers Investors Portfolio (Class S)
 ING T. Rowe Price Capital Appreciation Portfolio (Class S)
 ING T. Rowe Price Equity Income Portfolio (Class S)
 ING UBS U.S. Allocation Portfolio (Class S)
 ING Van Kampen Equity Growth Portfolio (Class S)
 ING Van Kampen Global Franchise Portfolio (Class S)
 ING Van Kampen Growth and Income Portfolio Class S)
 ING Van Kampen Real Estate Portfolio (Class S)
ING PARTNERS, INC.
 ING Baron Small Cap Growth Portfolio (Service Class)
 ING Fundamental Research Portfolio (Service Class)
 ING JPMorgan Fleming International Portfolio (Service Class)
 ING Oppenheimer Global Portfolio (Service Class)
 ING Salomon Brothers Aggressive Growth Portfolio (Service Class) ING UBS U.S. Large Cap Equity Portfolio (Service Class)
 ING Van Kampen Comstock Portfolio (Service Class)
 ING Van Kampen Equity and Income Portfolio (Service Class)
ING VARIABLE INSURANCE TRUST
 ING VP Global Equity Dividend Portfolio
ING VARIABLE PORTFOLIOS, INC.
 ING VP Index Plus LargeCap Portfolio (Class S)
 ING VP Index Plus MidCap Portfolio (Class S)
 ING VP Index Plus SmallCap Portfolio (Class S)
ING VARIABLE PRODUCTS TRUST
 ING VP Financial Services Portfolio (Class S)
 ING VP SmallCap Opportunities Portfolio (Class S)
ING VP INTERMEDIATE BOND PORTFOLIO (CLASS S)
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Leisure Fund (Series I)
FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
 Fidelity VIP Contrafund Portfolio (Service Class 2)
 Fidelity VIP Equity-Income Portfolio (Service Class 2)
LIBERTY VARIABLE INSURANCE TRUST
 Colonial Small Cap Value Fund (Class B)
PROFUNDS VP(1)
 ProFund VP Bull
 ProFund VP Europe 30
 ProFund VP Rising Rates Opportunity
 ProFund VP Small-Cap


----------
(1) Please note that these portfolios are not available for Contracts offered through Smith Barney and Citicorp Investment Services.


ING Empire Innovations Variable Annuity - 134836

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Index of Special Terms ....................................................   ii
Fees and Expenses .........................................................    1
Condensed Financial Information ...........................................    8
  Accumulation Unit .......................................................    8
  Net Investment Factor ...................................................    9
  Performance Information .................................................    9
  Financial Statements ....................................................   10
ReliaStar Life Insurance Company of New York ..............................   10
ReliaStar of NY Separate Account NY-B .....................................   10
The Trusts and Funds ......................................................   11
Charges and Fees ..........................................................   12
  Charge Deduction Subaccount .............................................   12
  Charges Deducted from the Contract Value ................................   13
      Surrender Charge ....................................................   13
      Nursing Home Waiver .................................................   13
      Terminal Illness Waiver .............................................   13
      Free Withdrawal Amount ..............................................   13
      Surrender Charge for Excess Withdrawals .............................   13
      Premium Taxes .......................................................   14
      Administrative Charge ...............................................   14
      Transfer Charge .....................................................   14
  Charges Deducted from the Subaccounts ...................................   14
      Mortality and Expense Risk Charge ...................................   14
      Asset-Based Administrative Charge ...................................   15
      Premium Credit Option Charge ........................................   15
      Optional Rider Charges ..............................................   15
  Trust and Fund Expenses .................................................   16
The Annuity Contract ......................................................   17
  Contract Date and Contract Year .........................................   18
  Contract Owner ..........................................................   18
  Joint Owner .............................................................   18
  Annuitant ...............................................................   18
  Beneficiary .............................................................   19
  Change of Contract Owner or Beneficiary .................................   19
  Purchase and Availability of the Contract ...............................   20
  Crediting of Premium Payments ...........................................   20
  Additional Credit to Premium ............................................   22
  Income Phase Payment Start Date .........................................   23
  Administrative Procedures ...............................................   23
  Contract Value ..........................................................   23
  Cash Surrender Value ....................................................   23
  Surrendering to Receive the Cash Surrender Value ........................   24
  The Subaccounts .........................................................   24
  Addition, Deletion or Substitution of Subaccounts and Other Changes .....   24
  The Fixed Interest Division .............................................   24
  Optional Riders .........................................................   25
  Other Contracts .........................................................   34
Withdrawals ...............................................................   34
Transfers Among Your Investments ..........................................   37
Death Benefit Choices .....................................................   41
  Death Benefit During the Accumulation Phase .............................   41
      Option Package I ....................................................   42
      Option Package II ...................................................   42
      Option Package III ..................................................   42
      Transfers Between Option Packages ...................................   42
  Death Benefit During the Income Phase ...................................   42
  Continuation After Death - Spouse .......................................   43
  Continuation After Death - Non-Spouse ...................................   43
  Required Distributions Upon Contract Owner's Death ......................   44
The Income Phase ..........................................................   45
Other Contract Provisions .................................................   49
Other Information .........................................................   52
Federal Tax Considerations ................................................   53
Statement of Additional Information
  Table of Contents .......................................................SAI-1
Appendix A
  Condensed Financial Information .........................................  A-1
Appendix B
  The Investment Portfolios ...............................................  B-1
Appendix C
  Fixed Interest Division .................................................  C-1
Appendix D
  Surrender Charge for Excess Withdrawals Example .........................  D-1
Appendix E
  MGWB Excess Withdrawal Amount Examples ..................................  E-1
Appendix F
  Examples of Minimum Guaranteed Income
      Benefit Calculation .................................................  F-1

ING Empire Innovations Variable Annuity - 134836

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    ----------------------------------------------------------
    SPECIAL TERM                                          PAGE
    ----------------------------------------------------------
    Accumulation Unit                                      8
    ----------------------------------------------------------
    Annual Ratchet                                        43
    ----------------------------------------------------------
    Annuitant                                             18
    ----------------------------------------------------------
    Cash Surrender Value                                  23
    ----------------------------------------------------------
    Contract Date                                         18
    ----------------------------------------------------------
    Contract Owner                                        18
    ----------------------------------------------------------
    Contract Value                                        23
    ----------------------------------------------------------
    Contract Year                                         18
    ----------------------------------------------------------
    Fixed Interest Allocation                             14
    ----------------------------------------------------------
    Free Withdrawal Amount                                13
    ----------------------------------------------------------
    Income Phase Payment Start Date.....                  23
    ----------------------------------------------------------
    Net Investment Factor                                  9
    ----------------------------------------------------------
    Net Rate of Return                                     9
    ----------------------------------------------------------
    Restricted Funds                                      13
    ----------------------------------------------------------
    Standard Death Benefit                                43
    ----------------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    ---------------------------------------------------------------------------
    TERM USED IN THIS PROSPECTUS        CORRESPONDING TERM USED IN THE CONTRACT
    ---------------------------------------------------------------------------
    Accumulation Unit Value             Index of Investment Experience
    ---------------------------------------------------------------------------
    Contract Owner                      Owner or Certificate Owner
    ---------------------------------------------------------------------------
    Contract Value                      Accumulation Value
    ---------------------------------------------------------------------------
    Fixed Interest Allocation           Fixed Allocation
    ---------------------------------------------------------------------------
    Free Look Period                    Right to Examine Period
    ---------------------------------------------------------------------------
    Guaranteed Interest Period          Guarantee Period
    ---------------------------------------------------------------------------
    Income Phase Payment Start Date     Annuity Commencement Date
    ---------------------------------------------------------------------------
    Net Investment Factor               Experience Factor
    ---------------------------------------------------------------------------
    Regular Withdrawals                 Conventional Partial Withdrawals
    ---------------------------------------------------------------------------
    Subaccount(s)                       Division(s)
    ---------------------------------------------------------------------------
    Transfer Charge                     Excess Allocation Charge
    ---------------------------------------------------------------------------
    Withdrawals                         Partial Withdrawals
    ---------------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

        Surrender Charge:

           COMPLETE YEARS ELAPSED                  0      1       2      3+
               SINCE PREMIUM PAYMENT

           SURRENDER CHARGE (AS A PERCENTAGE OF    6%     5%      4%     0%
               PREMIUM PAYMENT)

        Transfer Charge(1) ..................................  $25 per transfer, if you make more than 12 transfers in a contract year

      (1)   We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE(2)

      Administrative Charge............................................  $30

      (We waive this charge if the total of your premium payments is $50,000 or more or if your contract value at the end of a contract year is $50,000 or more.)

      (2)   We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES(3)

     ---------------------------------------------------------------------------------------------------------------
                                                                    OPTION           OPTION            OPTION
                                                                  PACKAGE I        PACKAGE II       PACKAGE III
     ---------------------------------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge(4)                             1.50%             1.70%            1.85%
     Asset-Based Administrative Charge                              0.15%             0.15%            0.15%
                                                                    -----             -----            -----
     TOTAL                                                          1.65%             1.85%            2.00%

     Optional Asset-Based Premium Credit Charge(4)                  0.60%             0.60%            0.60%
     TOTAL WITH OPTIONAL PREMIUM CREDIT CHARGE                      2.25%             2.45%            2.60%
     ---------------------------------------------------------------------------------------------------------------

      (3) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily. Please see "Death Benefit During the Accumulation Phase" for a description of the Option Packages.

      (4) During the income phase, the Mortality & Expense Risk Charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. The Premium Credit Option Charge is also deducted during the income phase, if otherwise applicable. See, "The Income Phase -- Charges Deducted."

OPTIONAL RIDER CHARGES(5)

         MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER:

           ---------------------------------------------------------------------
           AS AN ANNUAL CHARGE                 AS A QUARTERLY CHARGE
           ---------------------------------------------------------------------
           0.65% of the MGAB Charge Base(6)    0.16% of the MGAB Charge Base(6)
           ---------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

         MINIMUM GUARANTEED INCOME BENEFIT RIDER:


           ---------------------------------------------------------------------
           AS AN ANNUAL CHARGE                 AS A QUARTERLY CHARGE
           ---------------------------------------------------------------------
           0.75% of the MGIB Benefit Base(6)   0.19% of the MGIB Benefit Base(6)
           ---------------------------------------------------------------------


         MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER:


           ------------------------------------------------------------------------------
           AS AN ANNUAL CHARGE       AS A QUARTERLY CHARGE     MAXIMUM ANNUAL CHARGE IF
                                                               STEP-UP BENEFIT ELECTED(7)
           ------------------------------------------------------------------------------
           0.45% of contract value   0.12% of contract value   1.00% of contract value
           ------------------------------------------------------------------------------


      (5) We deduct the rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract. For a more complete description of the Optional Riders and their benefits, please see "Optional Riders" in this prospectus.

      (6) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" later in this prospectus.

      (7) If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see "Minimum Guarantee Withdrawal Benefit Step-Up Benefit."

FEES DEDUCTED BY THE FUNDS

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.


     ------------------------------------------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES (8)                          MINIMUM         MAXIMUM
     ------------------------------------------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees(9), and other
     expenses):                                                                 0.54%           1.78%
     ------------------------------------------------------------------------------------------------------------


      (8) The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.54% to 1.78%. The expense reimbursement or fee arrangement reflected is expected to continue through May 1, 2006.

      (9) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE (1),(2)

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is contractual and is expected to continue through May 1, 2006. Expenses shown are actual expenses for year ended as of December 31, 2004 unless otherwise noted.

ING Empire Innovations Variable Annuity - 134836

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               TOTAL FUND                 NET FUND
                                                                      DISTRIBUTION               ANNUAL                    ANNUAL
                                                                         AND/OR                 EXPENSES       TOTAL      EXPENSES
                                                            INVESTMENT   SERVICE                 WITHOUT      WAIVERS       AFTER
                                                             ADVISORY    (12B-1)      OTHER    WAIVERS OR       OR       WAIVERS OR
FUND NAME                                                       FEES       FEES     EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 ING INVESTORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
 ING AIM Mid Cap Growth Portfolio (Class S)(3)(6)               0.66%      0.25%       0.01%       0.92%        0.00%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING Alliance Mid Cap Growth Portfolio (Class S)
   (3)(6)                                                       0.77%      0.25%       0.01%       1.03%        0.00%       1.03%
------------------------------------------------------------------------------------------------------------------------------------
 ING American Funds Growth Portfolio   (4)(5)                   0.35%      0.75%       0.04%       1.14%        0.00%       1.14%
------------------------------------------------------------------------------------------------------------------------------------
 ING American Funds Growth-Income Portfolio (4)(5)              0.29%      0.75%       0.05%       1.09%        0.00%       1.09%
------------------------------------------------------------------------------------------------------------------------------------
 ING American Funds International Portfolio  (4)(5)             0.54%      0.75%       0.08%       1.37%        0.00%       1.37%
------------------------------------------------------------------------------------------------------------------------------------
 ING Capital Guardian Managed Global Portfolio
   (Class S)(3)(6)                                              1.00%      0.25%       0.01%       1.26%        0.00%       1.26%
------------------------------------------------------------------------------------------------------------------------------------
 ING Capital Guardian Small/Mid Cap Portfolio
   (Class S)(3)(6)                                              0.66%      0.25%       0.01%       0.92%        0.00%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING Capital Guardian U.S. Equities Portfolio
   (Class S)(3)(6)(9)                                           0.74%      0.25%       0.01%       1.00%        0.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Eagle Asset Capital Appreciation Portfolio
   (Class S)  (3)(6)                                            0.66%      0.25%       0.01%       0.92%        0.00%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING Evergreen Health Sciences Portfolio (Class S)  (3a)        0.75%      0.25%       0.00%       1.00%        0.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Evergreen Omega Portfolio (Class S)  (3a)                  0.60%      0.25%       0.00%       0.85%        0.00%       0.85%
------------------------------------------------------------------------------------------------------------------------------------
 ING FMR(SM) Diversified Mid Cap Portfolio (Class S)(3)         0.75%      0.25%       0.01%       1.01%        0.00%       1.01%
------------------------------------------------------------------------------------------------------------------------------------
 ING FMR(SM) Earnings Growth Portfolio (Class S)(7)(8)          0.62%      0.25%       0.15%       1.02%        0.02%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Global Resources Portfolio (Class S)(3)                    0.66%      0.25%       0.00%       0.91%        0.00%       0.91%
------------------------------------------------------------------------------------------------------------------------------------
 ING Goldman Sachs Tollkeeper(SM) Portfolio (Class S)(3)(8)     1.35%      0.25%       0.01%       1.61%        0.21%       1.40%
------------------------------------------------------------------------------------------------------------------------------------
 ING Janus Contrarian Portfolio (Class S)(3)(6)                 0.80%      0.25%       0.01%       1.06%        0.00%       1.06%
------------------------------------------------------------------------------------------------------------------------------------
 ING Jennison Equity Opportunities Portfolio
   (Class S)(3)(6)                                              0.66%      0.25%       0.01%       0.92%        0.00%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Emerging Markets Equity Portfolio
   (Class S)(3)                                                 1.25%      0.25%       0.02%       1.52%        0.00%       1.52%
------------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Small Cap Equity Portfolio (Class S)(3)(6)(9)     0.90%      0.25%       0.00%       1.15%        0.03%       1.12%
------------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Value Opportunities Portfolio
   (Class S)(7)(8)                                              0.40%      0.25%       0.15%       0.80%        0.02%       0.78%
------------------------------------------------------------------------------------------------------------------------------------
 ING Julius Baer Foreign Portfolio (Class S)  (3)               0.96%      0.25%       0.00%       1.21%        0.00%       1.21%
------------------------------------------------------------------------------------------------------------------------------------
 ING Legg Mason Value Portfolio (Class S)   (3)(6)              0.80%      0.25%       0.01%       1.06%        0.00%       1.06%
------------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Aggressive Growth Portfolio
   (Class S1)(10)(11)                                          1.19%.      0.00%       0.05%       1.24%        0.05%       1.19%
------------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Growth Portfolio (Class S1)(10)(11)             1.15%      0.00%       0.05%       1.20%        0.06%       1.14%
------------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Moderate Growth Portfolio
   (Class S1)(10)(11)                                           1.11%      0.00%       0.05%       1.16%        0.06%       1.10%
------------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Moderate Portfolio (Class S1)(10)(11)           1.05%      0.00%       0.05%       1.10%        0.06%       1.04%
------------------------------------------------------------------------------------------------------------------------------------
 ING Liquid Assets Portfolio (Class S)(3)                       0.27%      0.25%       0.02%       0.54%        0.00%       0.54%
------------------------------------------------------------------------------------------------------------------------------------
 ING Marsico Growth Portfolio (Class S)  (3)(6)                 0.77%      0.25%       0.01%       1.03%        0.00%       1.03%
------------------------------------------------------------------------------------------------------------------------------------
 ING Marsico International Opportunities Portfolio
   (Class S)(7)(8)                                              0.54%      0.25%       0.17%       0.96%        0.03%       0.93%
------------------------------------------------------------------------------------------------------------------------------------
 ING Mercury Focus Value Portfolio (Class S)(3)(9)              0.80%      0.25%       0.00%       1.05%        0.05%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Mercury Large Cap Growth Portfolio (Class S)  (3)(9)       0.80%      0.25%       0.00%       1.05%        0.05%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING MFS Mid Cap Growth Portfolio (Class S)(3)(6)(12)           0.64%      0.25%       0.00%       0.89%        0.00%       0.89%
------------------------------------------------------------------------------------------------------------------------------------
 ING MFS Total Return Portfolio (Class S)  (3)(6)               0.64%      0.25%       0.00%       0.89%        0.00%       0.89%
------------------------------------------------------------------------------------------------------------------------------------
 ING MFS Utilities Portfolio (Class S)(7)(8)                    0.60%      0.25%       0.15%       1.00%        0.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Oppenheimer Main Street Portfolio (Class S)(3)(6)          0.64%      0.25%       0.00%       0.89%        0.00%       0.89%
------------------------------------------------------------------------------------------------------------------------------------
 ING PIMCO Core Bond Portfolio (Class S)(3)                     0.60%      0.25%       0.01%       0.86%        0.00%       0.86%
------------------------------------------------------------------------------------------------------------------------------------
 ING PIMCO High Yield Portfolio (Class S)(3a)                   0.49%      0.25%       0.00%       0.74%        0.00%       0.74%
------------------------------------------------------------------------------------------------------------------------------------
 ING Pioneer Fund Portfolio (Class S)(13)                       0.75%      0.25%       0.01%       1.01%        0.00%       1.01%
------------------------------------------------------------------------------------------------------------------------------------
 ING Pioneer Mid Cap Value Portfolio (Class S)(13)              0.75%      0.25%       0.01%       1.01%        0.00%       1.01%
------------------------------------------------------------------------------------------------------------------------------------
 ING Salomon Brothers All Cap Portfolio (Class S)(3)(6)         0.74%      0.25%       0.01%       1.00%        0.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Salomon Brothers Investors Portfolio (Class S)(3)          0.74%      0.25%       0.01%       1.00%        0.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING T. Rowe Price Capital Appreciation Portfolio
   (Class S)(3)(6)                                              0.66%      0.25%       0.01%       0.92%        0.00%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING T. Rowe Price Equity Income Portfolio
   (Class S)(3)(6)                                              0.66%      0.25%       0.01%       0.92%        0.00%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING UBS U.S. Allocation Portfolio (Class S)(3)(9)              0.75%      0.25%       0.01%       1.01%        0.02%       0.99%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Equity Growth Portfolio (Class S)(3)            0.65%      0.25%       0.00%       0.90%        0.00%       0.90%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Global Franchise Portfolio (Class S)(3)         1.00%      0.25%       0.00%       1.25%        0.00%       1.25%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Growth and Income Portfolio
   (Class S)(3)(6)                                              0.66%      0.25%       0.01%       0.92%        0.00%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Real Estate Portfolio (Class S)(3)              0.66%      0.25%       0.00%       0.91%        0.00%       0.91%
------------------------------------------------------------------------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               TOTAL FUND                 NET FUND
                                                                      DISTRIBUTION               ANNUAL                    ANNUAL
                                                                         AND/OR                 EXPENSES       TOTAL      EXPENSES
                                                            INVESTMENT   SERVICE                 WITHOUT      WAIVERS       AFTER
                                                             ADVISORY    (12B-1)      OTHER    WAIVERS OR       OR       WAIVERS OR
FUND NAME                                                       FEES       FEES     EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 ING PARTNERS, INC.
------------------------------------------------------------------------------------------------------------------------------------
 ING Baron Small Cap Growth Portfolio
   (Service Class)(14)                                          0.85%      0.25%       0.40%       1.50%        0.05%       1.45%
------------------------------------------------------------------------------------------------------------------------------------
 ING Fundamental Research Portfolio (Service Class)             0.60%      0.25%       0.20%       1.05%        0.00%       1.05%
------------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Fleming International Portfolio (Service
   Class)                                                       0.80%      0.25%       0.20%       1.25%        0.00%       1.25%
------------------------------------------------------------------------------------------------------------------------------------
 ING Oppenheimer Global Portfolio (Service Class)(15)           0.60%      0.25%       0.06%       0.91%        0.00%       0.91%
------------------------------------------------------------------------------------------------------------------------------------
 ING Salomon Brothers Aggressive Growth Portfolio
   (Service Class)                                              0.69%      0.25%       0.13%       1.07%        0.00%       1.07%
------------------------------------------------------------------------------------------------------------------------------------
 ING UBS U.S. Large Cap Equity Portfolio
   (Service Class)                                              0.70%      0.25%       0.15%       1.10%        0.00%       1.10%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Comstock Portfolio (Service Class)(14)          0.60%      0.25%       0.35%       1.20%        0.07%       1.13%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Equity and Income Portfolio
   (Service Class)(15)                                          0.55%      0.25%       0.02%       0.82%        0.00%       0.82%
------------------------------------------------------------------------------------------------------------------------------------

 ING VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Global Equity Dividend Portfolio (16)(17)               1.00%      0.00%       0.20%       1.20%       (0.03%)      1.23%
------------------------------------------------------------------------------------------------------------------------------------

 ING VARIABLE PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus LargeCap Portfolio (Class S)  (18)(19)       0.35%      0.25%       0.09%       0.69%        0.00%       0.69%
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus MidCap Portfolio (Class S)(18)(19)           0.40%      0.25%       0.09%       0.74%        0.00%       0.74%
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus SmallCap Portfolio (Class S)(18)(19)         0.40%      0.25%       0.09%       0.74%        0.00%       0.74%
------------------------------------------------------------------------------------------------------------------------------------

 ING VARIABLE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Financial Services Portfolio (Service Class
   S)(20)(21)                                                   0.75%      0.25%       0.25%       1.25%        0.20%       1.05%
------------------------------------------------------------------------------------------------------------------------------------
 ING VP SmallCap Opportunities Portfolio (Service Class
   S)(20)(21)                                                   0.75%      0.25%       0.19%       1.19%        0.09%       1.10%
------------------------------------------------------------------------------------------------------------------------------------

 ING VP INTERMEDIATE BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Intermediate Bond Portfolio (Class S)(20)               0.40%      0.25%       0.08%       0.73%        0.00%       0.73%
------------------------------------------------------------------------------------------------------------------------------------

 AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Leisure Fund (Series I)(22)                           0.75%      0.00%       0.59%       1.34%        0.04%       1.30%
------------------------------------------------------------------------------------------------------------------------------------

 FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Contrafund Portfolio (Service Class 2)         0.57%      0.25%       0.11%       0.93%        0.00%       0.93%
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Equity-Income Portfolio (Service Class 2)      0.47%      0.25%       0.11%       0.83%        0.00%       0.83%
------------------------------------------------------------------------------------------------------------------------------------

 LIBERTY VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
 Colonial Small Cap Value Fund (Class B)                        0.80%      0.25%       0.17%       1.22%        0.00%       1.22%
------------------------------------------------------------------------------------------------------------------------------------

 PROFUNDS VP
------------------------------------------------------------------------------------------------------------------------------------
 ProFund VP Bull                                                0.75%      0.25%       0.78%       1.78%        0.00%       1.78%
------------------------------------------------------------------------------------------------------------------------------------
 ProFund VP Europe 30                                           0.75%      0.25%       0.61%       1.61%        0.00%       1.61%
------------------------------------------------------------------------------------------------------------------------------------
 ProFund Rising Rates Opportunity                               0.75%      0.25%       0.78%       1.78%        0.00%       1.78%
------------------------------------------------------------------------------------------------------------------------------------
 ProFund VP Small-Cap                                           0.75%      0.25%       0.75%       1.75%        0.00%       1.75%
------------------------------------------------------------------------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2) In the case of fund companies affiliated with the Company, where the Company or an affiliated investment adviser employs subadvisers to manage the funds, no payments are made to the Company or the affiliated investment adviser by the subadvisers. However, the investment management fee shown in the table is apportioned between the Company or other affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser, including the Company. This apportionment of the investment advisory fee does not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(3) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Effective March 1, 2004, the management fee structure for ING JPMorgan Emerging Markets Equity Portfolio was revised. Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

(3a) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are based on estimated amounts for the current fiscal year as they had not had a full year of operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

(4) This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund (Class 2 shares of American Funds Insurance Series(R) - Growth Fund, Growth-Income Fund, and International Fund). Each Master Fund pays Capital Research Management Company (CRMC), the investment adviser to the Master Funds, a management fee for advisory expenses at current asset levels of the Master Funds of 0.35%, 0.53% and 0.28%, respectively. Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.35%, 0.29% and 0.54% of average daily net assets for the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio, and the ING American Funds International Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company. CRMC has voluntarily agreed to waive a portion of its management fee. Including this waiver, the Total Fund Annual Operating Expenses for the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio, and the ING American Funds International Portfolio would have been 1.13%, 1.08%, and 1.36%, respectively. This arrangement may be discontinued by CRMC at any time.

(5) Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. In addition, Class 2 shares of each of the Master Funds pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC does not charge an administration fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

ING Empire Innovations Variable Annuity - 134836

(6) A portion of the brokerage commissions that the ING AIM Mid Cap Growth, ING Alliance Mid Cap Growth, ING Capital Guardian Managed Global, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Eagle Asset Capital Appreciation, ING Janus Contrarian, ING Jennison Equity Opportunities, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return, ING Oppenheimer Main Street, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.87%, 0.97%, 1.26%, 0.91%,
      0.99%, 0.91%, 1.05%, 0.88%, 1.12%, 1.06%, 1.00%, 0.87%, 0.88%, 0.86%,
      0.97%, 0.90%, 0.91%, and 0.90%, respectively. This arrangement may be discontinued at any time.

(7) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

(8) Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to these Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. Further, regarding ING Goldman Sachs Tollkeeper(SM) Portfolio, DSI has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2005 through December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(9) Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.00% for ING Capital Guardian U.S. Equities Portfolio; 0.03% for ING JPMorgan Small Cap Equity Portfolio; 0.05% for ING Mercury Focus Value Portfolio; 0.05% for ING Mercury Large Cap Growth Portfolio; and 0.02% for ING UBS U.S. Allocation Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

(10) The table reflects the net operating expenses paid directly and indirectly by each Portfolio. Shareholders in each Portfolio indirectly bear the proportionate expenses of the Service Class shares of the Underlying Funds. Because a weighted average is used in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. For information regarding expenses of the Underlying Funds, see the Fund's prospectus. Other Expenses are estimated for each Portfolio's current fiscal year.

(11) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(12) Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004, would have been 0.87%. This arrangement may be discontinued by DSI at any time.

(13) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

(14) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value, ING Baron Small Cap Growth, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.65% for ING American Century Small Cap Value, 1.50% for ING Baron Small Cap Growth and 1.20% for ING Van Kampen Comstock Portfolios.

ING Empire Innovations Variable Annuity - 134836

(15) Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% for ING Van Kampen Equity and Income Portfolio and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

(16) The amounts shown are the estimated operating expenses for shares of the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and a fee waiver to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed for the Portfolio.

(17) ING Investments, LLC has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers. The expense limit for the Portfolio is shown as Net Annual Fund Operating Expenses. The expense limit will continue through at least May 1, 2006. In addition, effective January 1, 2005, pursuant to a side agreement which is not reflected in the fund expense table, ING Investments, LLC has lowered the expense limit for the Portfolio to 1.15% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. Any fees waived pursuant to the side agreement shall not be eligible for recoupment. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(18) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

(19) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(20) For the ING VP Financial Services Portfolio, which has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. In each case, the estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser, has agreed for each Portfolio for the current fiscal year.

(21) ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for ING VP Financial Services Portfolio is shown under the heading Fees and Expenses Waived or Reimbursed. For the Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(22) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information.

ING Empire Innovations Variable Annuity - 134836

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds without regard to waivers or reimbursements. Specifically, the example assumes election of Option Package III, the premium credit rider with a charge of 0.60% of the contract value annually for the first three contract years, and one of the living benefit riders noted below. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.01% of assets. If you elect different options, your expenses may be lower. Note that surrender charges may apply if you choose to annuitize your Contract within the first contract year and, under certain circumstances, within the first three contract years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

MINIMUM GUARANTEED ACCUMULATION BENEFIT:


      --------------------------------------------------------------------------
      1)    If you surrender your contract at the end of the applicable time period:
      --------------------------------------------------------------------------
            1 year               3 years              5 years         10 years
             $1,094               $1,883              $2,474           $4,955
      --------------------------------------------------------------------------
      2)    If you annuitize at the end of the applicable time period:
      --------------------------------------------------------------------------
            1 year               3 years              5 years         10 years
            $1,094               $1,883              $2,474            $4,955
      --------------------------------------------------------------------------
      3)    If you do not surrender your contract:
      --------------------------------------------------------------------------
            1 year               3 years              5 years         10 years
             $494                $1,483               $2,474           $4,955
      --------------------------------------------------------------------------

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (ASSUMING STEP-UP IN YEAR 6):

      --------------------------------------------------------------------------
      1)    If you surrender your contract at the end of the applicable time period:
      --------------------------------------------------------------------------
            1 year               3 years              5 years         10 years
            $1,084               $1,855               $2,430           $5,120
      --------------------------------------------------------------------------
      2)    If you annuitize at the end of the applicable time period:
      --------------------------------------------------------------------------
            1 year               3 years              5 years         10 years
            $1,084               $1,855               $2,430           $5,120
      --------------------------------------------------------------------------
      3)    If you do not surrender your contract:
      --------------------------------------------------------------------------
            1 year               3 years              5 years         10 years
            $484                 $1,455               $2,430          $5,120
      --------------------------------------------------------------------------


Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B of ReliaStar of NY ("Separate Account NY-B") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

ING Empire Innovations Variable Annuity - 134836

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account NY-B offered in this prospectus and (ii) the total investment history of each such subaccount are presented in Appendix A - Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.


THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge, the daily asset-based administrative charge and the daily premium credit option charge, if applicable, from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account NY-B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account NY-B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account NY-B, assuming an investment at the beginning of the period when the separate account first invested in the portfolio and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

ING Empire Innovations Variable Annuity - 134836

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service; and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The audited financial statements of Separate Account NY-B for the year ended December 31, 2004 are included in the Statement of Additional Information. The audited financial statements of ReliaStar of NY as of December 31, 2004 and 2003, and for the three years ended December 31, 2004 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------

ReliaStar of NY is a New York stock life insurance company originally incorporated on June 11, 1917 under the name The Morris Plan Insurance Society. ReliaStar of NY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. Until October 1, 2003, ReliaStar of NY was a wholly owned subsidiary of Security-Connecticut Life Insurance Company ("Security-Connecticut"). Effective October 1, 2003, Security-Connecticut merged with and into its parent, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar is an indirect wholly owned subsidiary of ING Groep, N.V. ("ING"), a global financial services holding company, based in The Netherlands. ReliaStar of NY's financial statements appear in this prospectus.

ING also owns Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and the ING Variable Products Trust, respectively. ING also owns ING Life Insurance and Annuity Company, the investment manager of ING Partners, Inc. and Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1000 Woodbury Road, Suite 102, Woodbury, New York 11797.

--------------------------------------------------------------------------------
RELIASTAR OF NY SEPARATE ACCOUNT NY-B
--------------------------------------------------------------------------------

ReliaStar of NY Separate Account NY-B ("Separate Account NY-B") was established as a separate account of First Golden American Life Insurance Company of New York ("First Golden") on June 13, 1996. It became a separate account of ReliaStar of NY as a result of the merger of First Golden into ReliaStar of NY effective April 1, 2002. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account NY-B but such assets are kept separate from our other accounts.

ING Empire Innovations Variable Annuity - 134836

Separate Account NY-B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account NY-B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account NY-B. If the assets in Separate Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account NY-B but are not discussed in this prospectus. Separate Account NY-B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds." Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "TRUST AND FUND EXPENSES."

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of Trusts or Funds, and any insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

COVERED FUNDS AND SPECIAL FUNDS

For purposes of determining benefits under the optional benefit riders, we assign the investment options to one of two categories, Covered Funds or Special Funds. Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the optional benefit rider guarantee that may otherwise be provided. Designation of investment options under these categories may vary by benefit. We may, with 30 days notice to you, designate any investment option as a Special Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

RESTRICTED FUNDS

We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time.

Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

ING Empire Innovations Variable Annuity - 134836

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value; up to 100 percent of each premium; and no more than $999,999,999. We may change these limits, at our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, at our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts. The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

ING Empire Innovations Variable Annuity - 134836

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

      SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 3-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. The surrender charge will be based on the total amount withdrawn, including the amount deducted for the surrender charge. It will be deducted from the remaining contract value remaining after you have received the amount requested for withdrawal, not from the amount you requested as a withdrawal. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

    COMPLETE YEARS ELAPSED                           0      1       2      3+
        SINCE PREMIUM PAYMENT

    SURRENDER CHARGE (AS A PERCENTAGE OF PREMIUM    6%     5%      4%      0%
        PAYMENT)

      NURSING HOME WAIVER. You may withdraw all or a portion of your contract value without a surrender charge if:

      1) at the time you first begin receiving care, more than one contract year has elapsed since the contract date;

      2) the withdrawal is requested during the period of care or within 90 days after the last day of care; and

      3) you have spent at least 45 days during a 60 day period in such nursing care facility.

You must submit satisfactory written proof of illness or incapacity. We may require an examination, at our cost, by a physician of our choice. We will not waive the early withdrawal charge if you were in a nursing care facility for at least one day during the two week period immediately preceding or following the contract date. It will also not apply to Contracts where prohibited by state law. Please note that these withdrawals are subject to the premium credit recapture provisions.

      TERMINAL ILLNESS WAIVER. You may withdraw all or a portion of your contract value without a surrender charge if:

      1) You are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a terminal illness; and

      2)    You submit satisfactory written proof of illness.

      We may require an examination, at our cost, by a physician of our choice.

      FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is 10% of contract value, based on the contract value on the date of the withdrawal. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the free withdrawal amount at any time exceed 30% of contract value.

      SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals which may include a withdrawal you make to satisfy required minimum distribution requirements under the Code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested.

ING Empire Innovations Variable Annuity - 134836

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix D. Earnings for purposes of calculating the surrender charge for excess withdrawals may not be the same as earnings under federal tax law.

      PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Benefit Base, if exercised) on the income phase payment start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the income phase payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal, or on the income phase payment start date.

      ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived under conditions established by ReliaStar of NY. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

      TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

      REDEMPTION FEES. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

      MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the option package you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts and the premium credit option.

ING Empire Innovations Variable Annuity - 134836

           ----------------------------------------------------------------------------------------------
                    OPTION PACKAGE I                OPTION PACKAGE II            OPTION PACKAGE III
           ----------------------------------------------------------------------------------------------
           Annual                Annual        Annual         Annual         Annual        Annual
           Charge                Charge        Charge         Charge         Charge        Charge
                                 Expressed as                 Expressed as                 Expressed as
                                 Daily Rate                   Daily Rate                   Daily Rate
           ----------------------------------------------------------------------------------------------
           1.50%                 0.0041%       1.70%          0.0047%        1.85%         0.0051%
           ----------------------------------------------------------------------------------------------

      ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount for each since the previous business day. The charge is deducted on each business day at the rate of .0004% from your assets in each subaccount.

      PREMIUM CREDIT OPTION CHARGE. The amount of the asset-based premium credit option charge, on an annual basis, is equal to 0.60% of the assets you have in each subaccount. The charge is deducted from your assets in each subaccount on each business day at the rate of 0.0017% for three years following the credit. This charge will also be deducted from amounts allocated to the Fixed Interest Division, resulting in a 0.60% reduction in the interest which would otherwise have been credited to your Contract during the three contract years following the credit if you had not elected the premium credit option. The cost of providing the premium credit is generally covered by the premium credit option charge, the recapture schedule for forfeiture of the credit on surrenders, withdrawals and death, and, to some degree, by the mortality and expense risk charge. We expect to make less profit on those contracts under which the premium credit option rider is elected.

      OPTIONAL RIDER CHARGES. You may purchase one of three optional benefit riders that you may elect at issue. The MGIB rider is not available if you elect the premium credit rider. So long as the rider is in effect, we will deduct a separate quarterly charge for the optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the rider and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

      MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The charge for the MGAB rider is as follows:

       ----------------------------------------------------------------------------------------------------------
       WAITING PERIOD          AS AN ANNUAL CHARGE                     AS A QUARTERLY CHARGE
       ----------------------------------------------------------------------------------------------------------
       10 Year                 0.65% of the MGAB Charge Base           0.17% of the MGAB Charge Base
       ----------------------------------------------------------------------------------------------------------

      The MGAB Charge will be made during the 10-year waiting period starting on the rider date and ending on the MGAB Date. The MGAB Charge Base is the total of premiums and credit, if applicable, added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums and credit, if applicable, added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three-year period before the MGAB date. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred. See "Optional Riders."

      MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

       -------------------------------------------------------------------------
       AS AN ANNUAL CHARGE               AS A QUARTERLY CHARGE
       -------------------------------------------------------------------------
       0.75% of the MGIB Benefit Base    0.19% of the MGIB Benefit Base
       -------------------------------------------------------------------------

Please see "Optional Riders - Minimum Guaranteed Income Benefit" for a description of the MGIB Benefit Base and the MGIB Rate.

ING Empire Innovations Variable Annuity - 134836

      MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The annual charge for the MGWB rider is 0.45% (0.12% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your Contract's Automatic Periodic Benefit Status. Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. Please see "Minimum Guaranteed Withdrawal Benefit - Automatic Periodic Benefit Status" later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

TRUST AND FUND EXPENSES

As shown in the Fund Expense Table, each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. FOR A MORE COMPLETE DESCRIPTION OF THE FUNDS' FEES AND EXPENSES, REVIEW EACH FUND'S PROSPECTUS.

The Company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenues with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

TYPES OF REVENUE RECEIVED FROM AFFILIATED FUNDS

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and
(b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

      o Service fees that are deducted from fund assets and included with the "Other Expenses" column of the Fund Expense Table contained in this prospectus.

      o For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "Distribution and/or Service (12b-1) Fees" column of the Fund Expense Table.

      o Additionally, the Company receives the other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

TYPES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS

Revenues received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.


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ING Empire Innovations Variable Annuity - 134836

Revenues received by the Company from unaffiliated funds include:

      o For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table.

      o We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments are not disclosed in the Fund Expense Table. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2004:

        Fidelity Variable Insurance Products PortfolioProfunds VP
        AIM Variable Insurance Funds
        Liberty Variable Insurance Trust

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds." Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses - Trust or Fund Expenses."


--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Interest Division. See Appendix C and the Fixed Interest Division Offering Brochure for more information on the Fixed Interest Division. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at 1-800-366-0066.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.


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

CONTRACT OWNER

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, Option Package I will apply.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See "Joint Owner" below.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of an enhanced death benefit will be based on the age of the annuitant at the time you purchase the Contract.

JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select Option Package I.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected Option Package II or III, and you add a joint owner, if the older joint owner is attained age 85 or under, the death benefit from the date of change will be the Option Package I death benefit. If the older joint owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Note that returning a Contract to single owner status will not restore any death benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining income phase payments. The annuitant's age determines when the income phase must begin and the amount of the income phase payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the income phase payment start date. If the annuitant dies before the income phase payment start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the income phase payment start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the income phase payment start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.


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

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if the contract owner is not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the income phase payment start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. You may also restrict a beneficiary's right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected Option Package I, the death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For Option Package II or III, if the new owner is age 79 or under on the date that ownership changes, the death benefit will continue. If the new owner is age 80 to 85, under Option Package II or III, the death benefit will end, and the death benefit will become the Option Package I death benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a Trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, it will not be restored by a subsequent change to a younger owner.

You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. Please date your request. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT

There are three option packages available under the Contract. You select an option package at the time of application. Each option package is unique. The minimum initial payment to purchase the Contract and the maximum age at which you may purchase the Contract depend on the option package that you elect.


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

--------------------------------------------------------------------------------------------------------------------
                                 OPTION PACKAGE I             OPTION PACKAGE II            OPTION PACKAGE III
--------------------------------------------------------------------------------------------------------------------
Minimum Initial            $15,000 (non-qualified)       $5,000 (non-qualified)       $5,000 (non-qualified)
Payment                    $1,500 (qualified)            $1,500 (qualified)           $1,500 (qualified)
--------------------------------------------------------------------------------------------------------------------
Maximum Age to Purchase    85                            80                           80
--------------------------------------------------------------------------------------------------------------------

You may make additional premium payments up to the contract anniversary after your 86th birthday. The minimum additional premium payment we will accept is $50 regardless of the option package you select. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Charges and Fees" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS - INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium and credit, if applicable, within two business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within one business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to five business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account NY-B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account NY-B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.


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      (1)   If either your state or broker-dealer do not permit us to issue a
            Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within five days of the premium payment. If we do not receive the application or form within five days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

      (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g. signature guarantee).

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment and credit, if applicable, designated for a subaccount of Separate Account NY-B, will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and credit, if applicable, to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account NY-B or the Fixed Interest Division be allocated with the added credit, if applicable, to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADDITIONAL CREDIT TO PREMIUM

At the time of application, you may elect the premium credit option. If you so elect, a credit will be added to your Contract based on all premium payments received within 60 days of the contract date ("initial premium"). The credit will be a minimum of 2% of the initial premium and will be allocated among each subaccount and fixed interest allocation you have selected in proportion to your initial premium in each investment option. The credit may not be available through all broker dealer selling firms.


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ING Empire Innovations Variable Annuity - 134836

Currently, the premium credit option is available only if elected at the time of application prior to issuance of the Contract. However, we reserve the right to make the premium credit option available to inforce contract owners.

The daily mortality and expense risk charge and the daily administrative charge under this Contract is greater than that under contracts not providing a premium credit. There is also a separate charge for the credit which is an asset-based charge deducted daily from your contract value. Please see "Charges and Fees" for a description of this charge.

The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct part or all of a credit from the amount we pay to you or your beneficiary:

      1) If you return your Contract within the free look period, we will deduct the entire credit from the refund amount;

      2) If a death benefit becomes payable, we will deduct any credits added to your Contract after or within 12 months of the date of death; and

      3) If you surrender your Contract or take a withdrawal, we will deduct a portion of the credit added to your contract value based on the percentage of first year premium withdrawn and the contract year of surrender or withdrawal in accordance with the following table:

------------------------------------------------------------------------
    CONTRACT YEAR OF          PERCENTAGE OF PREMIUM CREDIT FORFEITED
 SURRENDER OR WITHDRAWAL    (BASED ON PERCENTAGE OF FIRST YEAR PREMIUM
                                            WITHDRAWN)
------------------------------------------------------------------------
         Year 1                                    100%
         Year 2                                     75%
         Year 3                                     50%
         Years 4+                                    0%
------------------------------------------------------------------------

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct. No forfeiture of premium credit applies to withdrawals of contract value representing the annual free withdrawal amount or to withdrawals of contract value representing earnings.

If you elect the premium credit rider, you may not also elect the Minimum Guaranteed Income Benefit Rider. You may elect the Minimum Guaranteed Accumulation Benefit Rider or the Minimum Guaranteed Withdrawal Benefit Rider. Keep in mind that the premium credit will be excluded from the MGWB Withdrawal Account.

THERE MAY BE CIRCUMSTANCES UNDER WHICH THE CONTRACT OWNER MAY BE WORSE OFF FROM HAVING RECEIVED A PREMIUM CREDIT. FOR EXAMPLE, THIS COULD OCCUR IF THE CONTRACT OWNER RETURNS THE CONTRACT DURING THE APPLICABLE FREE LOOK PERIOD. UPON A FREE LOOK, WE RECAPTURE THE PREMIUM CREDIT THAT HAD BEEN CREDITED. IF THE STATE LAW PROVIDES THAT CONTRACT VALUE IS RETURNED ON A FREE LOOK, AND IF THE PERFORMANCE OF THE APPLICABLE SUBACCOUNTS HAS BEEN NEGATIVE DURING THAT PERIOD, WE WILL RETURN THE CONTRACT VALUE LESS THE PREMIUM CREDIT. THE NEGATIVE PERFORMANCE ASSOCIATED WITH THE PREMIUM CREDIT WILL REDUCE THE CONTRACT VALUE MORE THAN IF THE PREMIUM CREDIT HAD NOT BEEN APPLIED.

INCOME PHASE PAYMENT START DATE

The income phase payment start date is the date you start receiving income phase payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase; and the income phase. The accumulation phase is the period between the contract date and the income phase payment start date. The income phase begins when you start receiving regular income phase payments from your Contract on the income phase payment start date.


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ING Empire Innovations Variable Annuity - 134836

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid plus credit, if applicable, that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you.

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      (1) We take the contract value in the subaccount at the end of the preceding business day.

      (2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      (3)   We add (1) and (2).

      (4) We add to (3) any additional premium payments plus credit, if applicable, and then add or subtract any transfers to or from that subaccount.

      (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations. See the Fixed Interest Division Offering Brochure for a description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the income phase payment start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.


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ING Empire Innovations Variable Annuity - 134836

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the subaccounts of Separate Account NY-B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account NY-B invests in a corresponding portfolio of a Trust or Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substitute or proposed replacement portfolio unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account NY-B under the 1940 Act; (ii) operate Separate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account NY-B; and (v) combine Separate Account NY-B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED INTEREST DIVISION

The Fixed Interest Division is part of the ReliaStar of New York general account. The general account contains all of the assets of ReliaStar of New York other than those in certain separate accounts. Allocation of any amount to the Fixed Interest Division does not entitle you to share directly in the performance of these assets. Assets supporting amounts allocated to the Fixed Interest Division are available to fund the claims of all classes of our customers, owners, and other creditors. See Appendix C and the Fixed Interest Division Offering Brochure for more information. You may not allocate contract value to the Fixed Interest Division if you elect one of the living benefit riders.

OPTIONAL RIDERS

You may elect one of the three optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE THREE RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. PLEASE NOTE THAT IF YOU ELECT ONE OF THE LIVING BENEFIT RIDERS, YOU MAY NOT ALLOCATE PREMIUM OR CONTRACT VALUE TO THE FIXED INTEREST ALLOCATIONS. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT IT. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.


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RIDER DATE. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase the rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefit offered by the rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death), including addition of a joint owner. Other circumstances which may cause a particular optional rider to terminate automatically are discussed below.

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. The waiting period is 10 years, beginning on the rider date, and the MGAB Charge is deducted only during the 10 year waiting period. Only premiums added to your Contract during the first two-year period after your rider date and the credit, if applicable, are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. If you elect the MGAB rider, you may not allocate contract value to the Fixed Interest Division.

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider has a waiting period of ten years and, other than for certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus the credit, if applicable, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata.

      CALCULATING THE MGAB. We calculate your MGAB as follows:

      (1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

            If you purchase the MGAB optional rider as of the contract date, the MGAB Base is the initial premium, and the credit, if applicable, increased by eligible premiums, less all withdrawals and less transfers made within 3 years prior to the MGAB Date, accumulated at the MGAB Base Rate. Eligible premiums are premiums added within two years after the rider date. Premiums added in the third and later rider years are not included in the MGAB Base.


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            If you purchase the MGAB optional benefit rider after the contract date, contract value is used as the initial value. The MGAB Base equals the contract value, plus eligible premiums, adjusted for withdrawals and transfers and accumulated at the MGAB Base Rate.

            Eligible premiums are premiums added within two years after the rider date. Premiums (and credits) added in the third and later years after the rider date are not included in the MGAB Base.

            We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, plus credit, if applicable, adjusted for subsequent withdrawals and transfers.

            Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base equals the percentage reduction in contract resulting from the withdrawal. This means that they are adjusted for withdrawals by reducing them in the same proportion that the withdrawal affects the contract value. For example, if the contract value is reduced by 25% as the result of a withdrawal, the MGAB Base and the MGAB Charge Base are also reduced by 25% (rather than by the amount of the withdrawal).

            Any transfer within 3 years of the MGAB Date reduces the MGAB Base and MGAB Charge Base on a pro-rata basis, based on the percentage of contract value transferred. Adjustments for such transfers are made as if the transfer was a withdrawal followed by a premium payment to the new investment option, which is not an eligible premium for MGAB benefit purposes.

      (2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

      (3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

THE MGAB CHARGE BASE. The MGAB Charge Base is the total of premiums and credit, if applicable, added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or your contract value on the rider date plus premiums and credit, if applicable, added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.


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THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the
MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. Please note that if you elect the MGIB rider, you may not allocate contract value to the Fixed Interest Division. THE MGIB RIDER IS NOT AVAILABLE IF YOU ELECT THE PREMIUM CREDIT RIDER. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit.

The charge we deduct under the MGIB Rider is 0.75% of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in "Determining the MGIB Annuity Income", below.

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

      1) your annuity income based on your contract value on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

      3) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider's income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the rider. Please see Appendix F-- Examples of Minimum Guaranteed Income Benefit Calculation.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.


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The MGIB Benefit Base is tracked separately for Covered and Special Funds, based on initial allocation of eligible premium (or contract value) if applicable, and subsequently allocated eligible premiums, withdrawals and transfers. Contract value (not eligible premium) is used as the initial value if the rider is added after the contract date. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base: the ING Liquid Assets Portfolio, the ING PIMCO Core Bond Portfolio and the ProFunds VP Rising Rates Opportunity Portfolio. Please see "The Trust and Funds -- Covered Funds and Special Funds."

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

      DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

      1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

            A)    CALCULATION OF MGIB ROLLUP BASE

                  The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), and (b) where:

                  (a)   is the MGIB Rollup Base for Covered Funds;

                  (b)   is the MGIB Rollup Base for Special Funds;

                  The Maximum MGIB Base applicable to the MGIB Rollup Base is 250% of eligible premiums adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

                  THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at 0% thereafter. The MGIB Rate is currently 7%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

                  THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

                  Eligible premiums are those added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Base.


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                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis.
                  The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered or Special) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for Covered Funds and Special Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

                  Because the MGIB Rollup Base is tracked separately for Covered and Special Funds, when you make transfers between Covered and Special Funds, there is an impact on the MGIB Rollup Base. Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to Special Funds will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Transfers from Special Funds to Covered Funds are treated in the same way.

            B)    CALCULATION OF MGIB RATCHET BENEFIT BASE

                  THE MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

                  o on the rider date, eligible premiums or the contract value, (if the rider is added after the contract date,) allocated to Covered Funds and Special Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                        1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                        2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

                  o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

                  A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

      2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.


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      MGIB INCOME OPTIONS

      The following are the MGIB Income Options available under the MGIB Rider:

            (i)   If MGIB Benefit exercised at ages 10-74:

                  Income for Life (Single Life or Joint with 100% Survivor) and 10 year certain.

            (ii)  If MGIB Benefit exercised at ages 75-89:

                  Income for Life (Single Life or Joint with 100% Survivor) and 7 year certain.

            (iii) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

      PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. There is a ten-year waiting period before you can annuitize under the MGIB rider.

      THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.


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MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. ONLY PREMIUMS ADDED TO YOUR CONTRACT DURING THE FIRST TWO-YEAR PERIOD AFTER YOUR RIDER DATE, EXCLUDING CREDITS, ARE INCLUDED IN THE MGWB WITHDRAWAL ACCOUNT. Credits, if applicable, and any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. If you elect the MGWB rider, you may not allocate contract value to the Fixed Interest Division.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      (1) if you purchased the MGWB rider on the contract date: your premium payments received, excluding premium credits, during the first two contract years

      (2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received, excluding premium credits, during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Periodic Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than the MAW will cause a reduction in the MGWB Withdrawal Account by the proportion that the excess withdrawal bears to the remaining contract value after the withdrawal of the MAW.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Please see Appendix E, MGWB Excess Withdrawal Amount Examples.

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.


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      GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      (1)   your contract value is greater than zero;

      (2)   your MGWB Withdrawal Account is greater than zero;

      (3)   you have not reached your latest allowable annuity start date;

      (4)   you have not elected to annuitize your Contract; and

      (5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      (1)   your MGWB Withdrawal Account is greater than zero;

      (2)   you have not reached your latest allowable annuity start date;

      (3)   you have not elected to annuitize your Contract; and

      (4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of: (i) your Contract's latest annuity start date; (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of: (i) payment of all MGWB periodic payments; (ii) payment of the Commuted Value (defined below); or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

ING Empire Innovations Variable Annuity - 134836

      STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

      (1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

      (2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of The Step-Up benefit to contract anniversary only. Please note that if you have a third party investment advisor who charges a separate advisory fee and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

DEATH OF OWNER

      BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

      DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

OTHER CONTRACTS

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you may incur a surrender charge. There is no surrender charge if, during each contract year, the amount withdrawn is 10% or less of your contract value on the date of the withdrawal, less prior withdrawals during that contract year. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the Free Withdrawal Amount at any time exceed 30% of contract value. Please see Appendix D Surrender Charge for Excess Withdrawals Example.

ING Empire Innovations Variable Annuity - 134836

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If you have elected the MGWB rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments paid under the MGWB rider are not subject to surrender charges.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive. Other than the surrender charge, there is no separate charge for electing any of the withdrawal options.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.

ING Empire Innovations Variable Annuity - 134836

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of the contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:


  -------------------------------------------
                        MAXIMUM PERCENTAGE
  FREQUENCY             OF CONTRACT VALUE
  -------------------------------------------
  Monthly               0.84%
  Quarterly             2.50%
  Annually              10.00%
  -------------------------------------------


If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least seven days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum percentage of contract value (shown in the chart above) will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum percentage of contract value as calculated on the withdrawal date. We will apply the surrender charge directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

ING Empire Innovations Variable Annuity - 134836

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

--------------------------------------------------------------------------------
TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the income phase payment start date. Please note that if you elect one of the living benefit riders, you may not allocate contract value to the Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW.

ING Empire Innovations Variable Annuity - 134836

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of regular trading on the New York Stock Exchange will be effected on the next business day. Separate Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      1.    exceeds our then-current monitoring standard for frequent trading;

      2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

      3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

ING Empire Innovations Variable Annuity - 134836

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. Transfers made pursuant to a dollar cost averaging program do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

ING Empire Innovations Variable Annuity - 134836

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to Restricted Funds.

      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time. Transfers made pursuant to a dollar cost averaging program do not count toward the 12-transfer limit on free transfers.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account NY-B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in "The Investment Portfolios." If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

ING Empire Innovations Variable Annuity - 134836

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

--------------------------------------------------------------------------------
DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit is payable when either the contract owner or the first of joint owners (under Option Package I only) or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the option package you have chosen. The death benefit value is calculated as of the claim date (the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center). If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the income phase payment options or, if available, paid over the beneficiary's life expectancy. (See "Systematic Withdrawals" above.) A beneficiary's right to elect an income phase payment option or receive a lump sum payment may have been restricted by a contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an income phase payment option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

You may select one of the option packages described below which will determine the death benefit payable. Option Package I is available only if the contract owner and the annuitant are not more than 85 years old at the time of purchase. Option Packages II and III are available only if the contract owner and annuitant are not more than 80 years old at the time of purchase. Option Packages II and III are not available where the Contract is held by joint owners. A change in ownership of the Contract may affect the amount of the death benefit payable.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

The death benefit depends upon the option package in effect on the date the contract owner dies.

The differences are summarized as follows:

ING Empire Innovations Variable Annuity - 134836

------------------------------------------------------------------------------------------------------------------------
                      OPTION PACKAGE I                 OPTION PACKAGE II                OPTION PACKAGE III
------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT         The greatest of:                 The greatest of:                 The greatest of:
ON DEATH OF THE       (1)  the Standard Death          (1)  the Standard Death          (1)  the Standard Death
OWNER:                     Benefit*;                        Benefit*;                        Benefit*;
                      (2)  the contract value*; or     (2)  the contract value*;        (2)  the contract value*;
                      (3)  return of premium.          (3)  return of premium; or       (3)  return of premium; or
                                                       (4)  the Annual Ratchet death    (4)  the Annual Ratchet death
                                                            benefit*.                        benefit*.
------------------------------------------------------------------------------------------------------------------------

      *     less any credit added after or within 12 months prior to death.

RETURN OF PREMIUM equals premiums paid, excluding any premium credit, reduced pro-rata for withdrawals.

The STANDARD DEATH BENEFIT equals total premium payments plus credit reduced pro-rata for withdrawals.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the maximum contract value on each contract anniversary occurring on or prior to attainment of age 90, adjusted for new premiums and reduced pro-rata for withdrawals. On the contract date, the Annual Ratchet Enhanced Death Benefit equals the initial premium plus credit.

The pro-rata withdrawal adjustment to the guaranteed death benefit amount under Option Package I, II or III is equal to (1) divided by (2), with the result multiplied by (3) where:

      (1)   is the Contract Value withdrawn;

      (2)   is the Contract Value immediately prior to the withdrawal; and

      (3) is the amount of the applicable death benefit immediately prior to the withdrawal.

The reduction in the guaranteed death benefit may be greater than the amount withdrawn. Any premium credit added after or within 12 months prior to the date of death is forfeited, and is not included in the Contract Value for purposes of calculating the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit.

TRANSFERS BETWEEN OPTION PACKAGES. You may transfer from one option package to another on each contract anniversary. A written request for such transfer must be received at our Customer Service Center within 60 days prior to the contract anniversary. No transfers between option packages are permitted: 1) after you attain age 80; or 2) if the Contract is owned by joint owners. A change of owner may cause an option package transfer on other than a contract anniversary. If you transfer from Option I to Option II or III, the Annual Ratchet Death Benefit will equal the contract value on the effective date of the transfer.

         ---------------------------------------------------------------------------------------------
                               TRANSFERS TO OPTION                TRANSFERS TO OPTION
                               PACKAGE I                          PACKAGES II OR III
         ---------------------------------------------------------------------------------------------
         MINIMUM CONTRACT      Non-                               Non-
         VALUE                 Qualified:        Qualified:       Qualified:        Qualified:
                               $15,000           $1,500           $5,000            $1,500
         ---------------------------------------------------------------------------------------------

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies during the income phase, we will pay the beneficiary any certain benefit remaining under the income phase payment option in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:


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ING Empire Innovations Variable Annuity - 134836

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

The death benefits under each of the available options will continue based on the surviving spouse's age on the date that ownership changes. If death occurs during the first contract year, the credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the three-year period. The credit will be subject to recapture upon surrender of the Contract or partial withdrawal, in accordance with the premium credit forfeiture schedule. Subsequent premium payments made by the continuing spouse during the first contract year will be subject to the premium credit option charge and the premium credit forfeiture schedule. See "Additional Credit to Premium."

If death occurs after the first contract year, the credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the three-year period. The credit will not be subject to forfeiture upon surrender of the Contract or partial withdrawals.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

CONTINUATION AFTER DEATH -- NON-SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the "Code") apply. See next section, "Required Distributions upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

If death occurs within 12 months of a credit being applied, the credit will be forfeited and not included in the calculation of either the contract value, the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit.

The death benefit terminates upon continuation. At subsequent surrender, any surrender charge applicable to premium payments paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified contract dies before the income phase payment start date, the death benefit payable to the beneficiary calculated as described under "Death Benefit Choices" in this prospectus, will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.


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ING Empire Innovations Variable Annuity - 134836

Notwithstanding (a) and (b) above, if the sole contract owner's sole beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ReliaStar of NY will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from a non-spouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

The death benefits under any of the Options will terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Premiums are not permitted after such date.

If a contract owner dies after the income phase payment start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of the owner.

EFFECT OF MGWB ON DEATH BENEFIT

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider - Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider."

ING Empire Innovations Variable Annuity - 134836

--------------------------------------------------------------------------------
THE INCOME PHASE
--------------------------------------------------------------------------------

During the income phase, you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

      o     Payment start date;

      o Income phase payment option (see the income phase payment options table in this section);

      o Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

      o Choice of fixed, and, if available at the time an income phase payment option is selected, variable or a combination of both fixed and variable payments; and

      o Selection of an assumed net investment rate (only if variable payments are elected).

Your Contract will continue in the accumulation phase until you properly start income phase payments. Once an income phase payment option is selected, it may not be changed. Our current annuity options provide only for fixed payments.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include: your age; gender; contract value; the income phase payment option selected; the number of guaranteed payments (if any) selected; whether you select fixed, variable or a combination of both fixed and variable payments; and, for variable payments, the assumed net investment rate selected. Variable payments are not currently available.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate. Variable payments are not currently available.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI.

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

      o     A first income phase payment of at least $50; and

      o     Total yearly income phase payments of at least $250.

If your contract value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

BETTERMENT OF RATES. If the payments under the Income Phase Payment Option that you elect would be lower than the payments that would be provided using the same value (greater of cash surrender value or 95% of contract value) under a single premium immediate annuity then offered by us, you will receive the larger payments under your payment option.

ING Empire Innovations Variable Annuity - 134836

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first contract year, or, unless we consent, later than the later of:

      o     The first day of the month following the annuitant's 90th birthday;
            or

      o The tenth anniversary of the last premium payment made to your Contract.

Income phase payments will not begin until you have selected an income phase payment option. If there are surrender charges remaining on the income phase payment start date, your income phase payment option must be either a life annuity or have a period certain of at least 10 years. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last premium payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

      (a)   The life of the annuitant;

      (b)   The joint lives of the annuitant and beneficiary;

      (c)   A guaranteed period greater than the annuitant's life expectancy; or

      (d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 100.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the Contract will not be considered an annuity for federal tax purposes.

See "FEDERAL TAX CONSIDERATIONS" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED

      o If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "Fees and Expenses."

      o An administrative expense charge of 0.15% applies during the income phase. We deduct this charge daily from the subaccounts corresponding to the funds you select. The charge applies during the entire income phase. See "Fees and Expenses."

      o If the premium credit option was elected, the premium credit option charge of 0.50% continues during the income phase for the remainder of the three-year period from the addition of the premium credit. We deduct this charge daily from your contract value in both the subaccounts and the Fixed Interest Division. See "Fees and Expenses."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

ING Empire Innovations Variable Annuity - 134836

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "FEDERAL TAX CONSIDERATIONS."

PAYMENT OPTIONS

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the Contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit, if any, under the income phase payment option selected.

  -----------------------------------------------------------------------------------------------------------------------
  LIFETIME INCOME PHASE PAYMENT OPTIONS
  -----------------------------------------------------------------------------------------------------------------------
  Life Income              LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.

                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
  -----------------------------------------------------------------------------------------------------------------------
  Life Income--            LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your
  Guaranteed               choice of 5 to 30 years or as otherwise specified in the contract.
  Payments
                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
  -----------------------------------------------------------------------------------------------------------------------
  Life Income--            LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that only one
  Two Lives                payment will be made if both annuitants die before the second payment's due date.

                           CONTINUING PAYMENTS: When you select this option you choose for:

                               a)  100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

                               b)  100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

                           DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
  -----------------------------------------------------------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

  -----------------------------------------------------------------------------------------------------------------------
  LIFETIME INCOME PHASE PAYMENT OPTIONS
  -----------------------------------------------------------------------------------------------------------------------
  Life Income--            LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed from 5
  Two Lives--              to 30 years or as otherwise specified in the contract.
  Guaranteed
  Payments                 CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the first death.

                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
  -----------------------------------------------------------------------------------------------------------------------
  Life Income--Cash        LENGTH OF PAYMENTS: For as long as the annuitant lives.
  Refund Option (limited
  availability--fixed      DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the annuitant's death, we will pay a
  payments only)           lump sum payment equal to the amount originally applied to the income phase payment option
                           (less any applicable premium tax) and less the total amount of income payments paid.
  -----------------------------------------------------------------------------------------------------------------------
  Life Income--Two         LENGTH OF PAYMENTS: For as long as either annuitant lives.
  Lives--Cash Refund
  Option (limited          CONTINUING PAYMENTS: 100% of the payment to continue after the first death.
  availability--fixed
  payments only)           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.
  -----------------------------------------------------------------------------------------------------------------------
  NON-LIFETIME INCOME PHASE PAYMENT OPTION
  -----------------------------------------------------------------------------------------------------------------------
  Non-lifetime--           LENGTH OF PAYMENTS: You may select payments for 5 to 30 years (15 to 30 years if you elected
  Guaranteed               the premium credit option). In certain cases a lump-sum payment may be requested at any time
  Payments                 (see below).

                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
  -----------------------------------------------------------------------------------------------------------------------
  LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable surrender charge. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.
  -----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account NY-B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day: (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account NY-B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account NY-B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

ING Empire Innovations Variable Annuity - 134836

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Your state may require a longer free look period under certain circumstances. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, we exclude any premium credit and include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, at our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount (currently, the Liquid Assets Subaccount) during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate, Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ReliaStar of NY contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ReliaStar of NY for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

ING Empire Innovations Variable Annuity - 134836

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.5% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.00% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.5% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the Fund Expense Table in this prospectus and may take the form of:

            o     Marketing allowances;

            o Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

            o Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

            o Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor.

The following is a list of the top 25 selling firms that, during 2004, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

 1.    UBS Financial Services Inc         14.  Financial Network Investment Corp
 2.    Morgan Stanley Dean Witter         15.  McDonald & Company
 3.    Linsco Private Ledger              16.  RBC Dain Rauscher
 4.    Merrill Lynch                      17.  Mutual Service Corporation
 5.    Citigroup Global Markets           18.  First Financial Planners, Inc
 6.    Wachovia Securities                19.  Securities America
 7.    ING Financial Partners             20.  Investors Capital
 8.    Planning Corporation of America    21.  Wells Fargo Investments, LLC
 9.    National Planning Corporation      22.  Waterstone Financial
 10.   PrimeVest                          23.  Commonwealth Financial Network
 11.   A.G. Edwards                       24.  Quick & Reilly, Inc.
 12.   ING Financial Advisers, LLC        25.  NFP Securities Inc
 13.   Multi-Financial Securities Corp


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DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

Affiliated selling firms may include Bancnorth Investment Group, Inc., Baring Investment Services, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Markets LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account NY-B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account NY-B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account NY-B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.


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Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

EXPERTS

The audited financial statements of ReliaStar of NY as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the statement of assets and liabilities of Separate Account NY-B as of December 31, 2004 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon included in the SAI and in the Registration Statement, and are included or incorporated herein by reference in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.


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TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. We therefore believe that Separate Account NY-B, through the subaccounts, will satisfy these diversification requirements.

            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro-rata share of the assets of the separate account.

            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.


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      TAXATION OF DISTRIBUTIONS

            GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGAB, MGIB and MGWB, could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's cost basis in the contract.

            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

            o     made on or after the taxpayer reaches age 59 1/2;

            o     made on or after the death of a contract owner;

            o     attributable to the taxpayer's becoming disabled; or

            o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

            o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

            o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

            o     Then, from any remaining "income on the contract"; and

            o     Lastly, from any remaining "investment in the contract."

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.


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            TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract; or
(ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.


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TAXATION OF QUALIFIED CONTRACTS

      GENERAL

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      DISTRIBUTIONS - GENERAL

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

      DIRECT ROLLOVERS

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).


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Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

      o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

      o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

      o     Start date for distributions;

      o The time period in which all amounts in your account(s) must be distributed; and

      o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

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      o     Over your life or the joint lives of you and your designated beneficiary; or

      o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax maybe be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

      o     Over the life of the designated beneficiary; or

      o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

      o December 31 of the calendar year following the calendar year of your death; or

      o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAS - GENERAL

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      ROTH IRAS - DISTRIBUTIONS

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

      o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

      o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.


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If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL

      The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant's right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

      TAX SHELTERED ANNUITIES - LOANS

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

      o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.


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ING Empire Innovations Variable Annuity - 134836

      o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

      o     Riders:

            o Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro-rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

            o Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

            o Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.


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

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


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

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


    TABLE OF CONTENTS
          Item
          Introduction
          Description of ReliaStar Life Insurance Company of New York Safekeeping of Assets
          The Administrator
          Independent Registered Public Accounting Firm
          Distribution of Contracts
          Performance Information
          IRA Partial Withdrawal Option
          Other Information
          Financial Statements of ReliaStar Life Insurance Company of New York Financial Statements of Separate Account NY - B


PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS FREE OF CHARGE. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NY-B.

Please Print or Type:

                                    ____________________________________________
                                    NAME

                                    ____________________________________________
                                    SOCIAL SECURITY NUMBER

                                    ____________________________________________
                                    STREET ADDRESS

                                    ____________________________________________
                                    CITY, STATE, ZIP


ING Empire Innovations Variable Annuity - 134836                      04/29/2005


 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


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

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2004, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ReliaStar of NY Separate Account NY-B available under the Contract for the indicated periods.


                                                                         2004
                                                                         ----

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during September 2004)
AUV at beginning of period                                               $11.30
AUV at end of period                                                     $11.41
Number of accumulation units outstanding at end of period                600
AIM V.I. LEISURE
(Fund first available during September 2004)
AUV at beginning of period                                               $11.28
AUV at end of period                                                     $11.85
Number of accumulation units outstanding at end of period                1,272
AIM V.I. UTILITIES
(Fund first available during September 2004)
AUV at beginning of period                                               $11.18
AUV at end of period                                                     $11.57
Number of accumulation units outstanding at end of period                1,302
FIDELITY VIP CONTRAFUND
(Fund first available during September 2004)
AUV at beginning of period                                               $11.06
AUV at end of period                                                     $11.29
Number of accumulation units outstanding at end of period                4,377
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2004)
AUV at beginning of period                                               $10.85
AUV at end of period                                                     $11.25
Number of accumulation units outstanding at end of period                7,973
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2004)
AUV at beginning of period                                               $10.60
AUV at end of period                                                     $10.88
Number of accumulation units outstanding at end of period                3,399
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2004)
AUV at beginning of period                                               $11.00
AUV at end of period                                                     $11.50
Number of accumulation units outstanding at end of period                1,215
ING EVERGREEN HEALTH SCIENCES
(Fund first available during September 2004)
AUV at beginning of period                                               $10.31
AUV at end of period                                                     $10.80
Number of accumulation units outstanding at end of period                803
ING JPMORGAN MID CAP VALUE
(Fund first available during September 2004)
AUV at beginning of period                                               $10.86
AUV at end of period                                                     $11.18
Number of accumulation units outstanding at end of period                1,362
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during September 2004)
AUV at beginning of period                                               $11.48
AUV at end of period                                                     $11.84
Number of accumulation units outstanding at end of period                131



                                      A-1

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


                                                                         2004
                                                                         ----

ING JULIUS BAER FOREIGN
(Fund first available during September 2004)
AUV at beginning of period                                               $11.50
AUV at end of period                                                     $11.95
Number of accumulation units outstanding at end of period                341
ING LEGG MASON VALUE
(Fund first available during September 2004)
AUV at beginning of period                                               $11.20
AUV at end of period                                                     $11.53
Number of accumulation units outstanding at end of period                605
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during September 2004)
AUV at beginning of period                                               $10.98
AUV at end of period                                                     $11.48
Number of accumulation units outstanding at end of period                5,461
ING LIQUID ASSETS
(Fund first available during September 2004)
AUV at beginning of period                                               $9.99
AUV at end of period                                                     $9.99
Number of accumulation units outstanding at end of period                5,630
ING MFS TOTAL RETURN
(Fund first available during September 2004)
AUV at beginning of period                                               $10.63
AUV at end of period                                                     $10.74
Number of accumulation units outstanding at end of period                1,087
ING OPPENHEIM MAIN STREET
(Fund first available during September 2004)
AUV at beginning of period                                               $10.86
AUV at end of period                                                     $11.10
Number of accumulation units outstanding at end of period                2,075
ING PIMCO CORE BOND
(Fund first available during September 2004)
AUV at beginning of period                                               $10.10
AUV at end of period                                                     $10.13
Number of accumulation units outstanding at end of period                818
ING PIMCO HIGH YIELD
(Fund first available during September 2004)
AUV at beginning of period                                               $10.41
AUV at end of period                                                     $10.50
Number of accumulation units outstanding at end of period                690
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during September 2004)
AUV at beginning of period                                               $10.81
AUV at end of period                                                     $11.01
Number of accumulation units outstanding at end of period                628
ING UBS U.S. LARGE CAP EQUITY
(Fund first available during September 2004)
AUV at beginning of period                                               $11.07
AUV at end of period                                                     $11.13
Number of accumulation units outstanding at end of period                6,352
ING VAN KAMPEN COMSTOCK
(Fund first available during September 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VAN KAMPEN REAL ESTATE
(Fund first available during September 2004)
AUV at beginning of period                                               $11.02
AUV at end of period                                                     $11.86
Number of accumulation units outstanding at end of period                1,270
ING VP CONVERTIBLE
(Fund first available during September 2004)
AUV at beginning of period                                               $10.41
AUV at end of period                                                     $10.68
Number of accumulation units outstanding at end of period                1,409



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

                                                                         2004
                                                                         ----

ING VP FINANCIAL SERVICES
(Fund first available during September 2004)
AUV at beginning of period                                               $10.46
AUV at end of period                                                     $10.95
Number of accumulation units outstanding at end of period                1,376
ING VP INDEX PLUS MIDCAP
(Fund first available during September 2004)
AUV at beginning of period                                               $11.09
AUV at end of period                                                     $11.41
Number of accumulation units outstanding at end of period                1,882
ING VP INDEX PLUS SMALLCAP
(Fund first available during September 2004)
AUV at beginning of period                                               $11.61
AUV at end of period                                                     $11.72
Number of accumulation units outstanding at end of period                3,940
PIONEER SMALL COMPANY VCT
(Fund first available during September 2004)
AUV at beginning of period                                               $11.08
AUV at end of period                                                     $11.30
Number of accumulation units outstanding at end of period                959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2004)
AUV at beginning of period                                               $9.51
AUV at end of period                                                     $9.43
Number of accumulation units outstanding at end of period                147
PROFUND VP SMALL CAP
(Fund first available during September 2004)
AUV at beginning of period                                               $11.24
AUV at end of period                                                     $11.76
Number of accumulation units outstanding at end of period                543


                                                                         2004
                                                                         ----

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.85%

FIDELITY VIP CONTRAFUND
(Fund first available during September 2004)                             $11.11
AUV at beginning of period                                               $11.28
AUV at end of period                                                     47
Number of accumulation units outstanding at end of period
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2004)
AUV at beginning of period                                               $10.43
AUV at end of period                                                     $11.24
Number of accumulation units outstanding at end of period                359
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2004)
AUV at beginning of period                                               $10.23
AUV at end of period                                                     $10.87
Number of accumulation units outstanding at end of period                902
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2004)
AUV at beginning of period                                               $10.59
AUV at end of period                                                     $11.49
Number of accumulation units outstanding at end of period                335
ING LIFESTYLE GROWTH
(Fund first available during September 2004)
AUV at beginning of period                                               $10.40
AUV at end of period                                                     $11.25
Number of accumulation units outstanding at end of period                891
ING LIFESTYLE MODERATE GROWTH
(Fund first available during September 2004)
AUV at beginning of period                                               $10.33
AUV at end of period                                                     $11.00
Number of accumulation units outstanding at end of period                893



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


                                                                         2004
                                                                         ----

ING LIFESTYLE MODERATE
(Fund first available during September 2004)
AUV at beginning of period                                               $10.25
AUV at end of period                                                     $10.75
Number of accumulation units outstanding at end of period                1,440
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during September 2004)
AUV at beginning of period                                               $10.54
AUV at end of period                                                     $11.01
Number of accumulation units outstanding at end of period                243


                                                                         2004
                                                                         ----

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.00%

FIDELITY VIP CONTRAFUND
(Fund first available during September 2004)
AUV at beginning of period                                               $11.07
AUV at end of period                                                     $11.27
Number of accumulation units outstanding at end of period                41
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2004)
AUV at beginning of period                                               $10.95
AUV at end of period                                                     $11.23
Number of accumulation units outstanding at end of period                41
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2004)
AUV at beginning of period                                               $10.74
AUV at end of period                                                     $10.87
Number of accumulation units outstanding at end of period                42
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2004)
AUV at beginning of period                                               $11.20
AUV at end of period                                                     $11.48
Number of accumulation units outstanding at end of period                27
ING LIFESTYLE GROWTH
(Fund first available during September 2004)
AUV at beginning of period                                               $10.99
AUV at end of period                                                     $11.24
Number of accumulation units outstanding at end of period                55
ING LIFESTYLE MODERATE GROWTH
(Fund first available during September 2004)
AUV at beginning of period                                               $10.79
AUV at end of period                                                     $10.99
Number of accumulation units outstanding at end of period                42
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during September 2004)
AUV at beginning of period                                               $10.71
AUV at end of period                                                     $11.00
Number of accumulation units outstanding at end of period                28



                                      A-4

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

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds." Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.


------------------------------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
------------------------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                            CURRENT FUND NAME
------------------------------------------------------------------------------------------------------------------------
ING Janus Special Equity Portfolio                          ING Janus Contrarian Portfolio
------------------------------------------------------------------------------------------------------------------------
ING MFS Research Portfolio                                  ING Oppenheimer Main Street Portfolio
------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. Balanced Portfolio                             ING UBS U.S. Allocation Portfolio
------------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                           ING VP Global Equity Dividend Portfolio
------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Leisure Fund (Series I)                       AIM V.I. Leisure Fund (Series I)
------------------------------------------------------------------------------------------------------------------------

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


-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING AIM MID CAP GROWTH PORTFOLIO (Class S)                        Seeks capital appreciation. Normally, invests at least 80%
    INVESTMENT ADVISER:  Directed Services, Inc.                  of its assets in securities of mid-capitalization
    INVESTMENT SUBADVISER: A I M Capital Management, Inc.         companies. May also invest up to 25% in foreign securities.
-------------------------------------------------------------------------------------------------------------------------------
ING ALLIANCE MID CAP GROWTH PORTFOLIO                             Seeks long-term total return. Invests in common stocks of
    (Class S)                                                     middle capitalization companies. Normally invests
    INVESTMENT ADVISER: Directed Services, Inc.                   substantially all of its assets in high-quality common
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.      stocks that the subadviser expects to increase in value.
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH PORTFOLIO                               Seeks to make your investment grow.  The Portfolio operates
    INVESTMENT ADVISER: ING Investments, LLC                      as a "feeder fund" which invests all of its assets in the
    INVESTMENT SUBADVISER: Capital Research and Management        "master fund" which is Class 2 shares of the Growth Fund, a
    Company                                                       series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests
                                                                  primarily in common stocks of companies that appear to
                                                                  offer superior opportunities for growth of capital. The
                                                                  Growth Fund is designed for investors seeking long-term
                                                                  capital appreciation through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Seeks to make your investment grow and provide you with
    INVESTMENT ADVISER:  ING Investments, LLC                     income over time.  The Portfolio operates as a "feeder
    INVESTMENT SUBADVISER:  Capital Research and Management       fund" which invests all of its assets in the "master fund"
    Company                                                       which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series(R), a registered
                                                                  open-end investment company. The master fund invests
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                        Seeks to make your investment grow over time. The Portfolio
    INVESTMENT ADVISER:  ING Investments, LLC                     operates as a "feeder fund" which invests all of its assets
    INVESTMENT SUBADVISER:  Capital Research and Management       in the "master fund" which is Class 2 shares of the
    Company                                                       International Fund, a series of American Funds Insurance
                                                                  Series(R), a registered open-end investment company. The
                                                                  master fund invests primarily in common stocks of companies located outside the United States. The International Fund
                                                                  is designed for investors seeking capital appreciation
                                                                  through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO                     Seeks capital appreciation. Current income is only an
    (Class S)                                                     incidental consideration. Invests primarily in common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks traded in securities markets throughout the world.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         May invest up to 100% of its total assets in securities
                                                                  traded in securities markets outside the United States.
                                                                  Generally invests at least 65% of its total assets in at
                                                                  least three different countries, one of which may be the
                                                                  United States.
-------------------------------------------------------------------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO                      Seeks long-term capital appreciation. Invests at least 80%
    (Class S)                                                     of its assets in equity securities of small/mid
    INVESTMENT ADVISER:  Directed Services, Inc.                  capitalization ("small/mid-cap") companies.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO                      Seeks long-term growth of capital and income. Invests,
    (Class S)                                                     under normal market conditions, at least 80% of its assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in equity and equity-related securities of issuers located
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         in the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
    (Class S)                                                     Seeks capital appreciation. Dividend income is a secondary
    INVESTMENT ADVISER:  Directed Services, Inc.                  objective. Normally invests at least 80% of its assets in
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.
-------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN HEALTH SCIENCES PORTFOLIO                           A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                     growth.  Normally invests at 80% of its assets in the
                                                                  equity securities of healthcare companies.  May invest in
    INVESTMENT ADVISER: Directed Services, Inc.                   securities of relatively well-known and large companies as
    INVESTMENT SUBADVISER: Evergreen Investment Management Co.,   well as small- and medium-sized companies.
    Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO (Class S)                           Seeks long-term capital growth.  Invests primarily in
                                                                  common stocks and securities convertible into common stocks
    INVESTMENT ADVISER: Directed Services, Inc.                   of U.S. companies across all market capitalizations.  May
    INVESTMENT SUBADVISER: Evergreen Investment Management Co.,   invest up to 25% of its assets in foreign securities.
    Inc.
-------------------------------------------------------------------------------------------------------------------------------
                                                                  Seeks long-term growth of capital. Normally invests
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO                         primarily in common stocks and normally invests at least
    (Class S)                                                     80% of assets in securities of companies with medium market
    INVESTMENT ADVISER:  Directed Services, Inc.                  capitalizations.
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.
-------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) EARNINGS GROWTH PORTFOLIO                             Seeks growth of capital over the long term. Normally
    (Class S)                                                     invests primarily in common stocks. Invests the assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                  companies it believes have above-average growth potential.
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     Growth may be measured by factors such as earnings or
                                                                  revenue. Companies with high growth potential tend to be
                                                                  companies with higher than average price/earnings (P/E) or price/book (P/B) ratios.
-------------------------------------------------------------------------------------------------------------------------------
ING GLOBAL RESOURCES PORTFOLIO (Class S)                          A non-diversified Portfolio that seeks long-term capital
    INVESTMENT ADVISER:  Directed Services, Inc.                  appreciation. Normally invests at least 80% of its assets
    INVESTMENT SUBADVISER: ING Investment Management Co.          in the equities of producers of commodities.
-------------------------------------------------------------------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO* (Class S)             Seeks long-term growth of capital. Invests, under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  circumstances, at least 80% of its net assets plus any
    INVESTMENT SUBADVISER: Goldman Sachs Asset Management, L.P.   borrowings for investment purposes (measured at time of
                                                                  purchase) in equity investments in "Tollkeeper" companies, which are high-quality technology, media, or service
     * Goldman Sachs Tollkeeper(SM) is a service mark of          companies that adopt or use technology to improve cost
       Goldman Sachs & Co.                                        structure, revenue opportunities, and/or competitive
                                                                  advantage.
-------------------------------------------------------------------------------------------------------------------------------
ING JANUS CONTRARIAN PORTFOLIO (Class S)                          A non-diversified Portfolio that seeks capital
    (formerly ING Janus Special Equity Portfolio)                 appreciation. Invests, under normal circumstances, at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its net assets (plus borrowings for investment
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          purposes) in equity securities with the potential for
                                                                  long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO                       Seeks long-term capital growth. Normally invests at least
    (Class S)                                                     80% of its net assets (plus any borrowings for investment
    INVESTMENT ADVISER:  Directed Services, Inc.                  purposes) in attractively valued equity securities of
    INVESTMENT SUBADVISER: Jennison Associates, LLC               companies with current or emerging earnings growth it
                                                                  believes to be not fully appreciated or recognized by the
                                                                  market.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (Class S)          Seeks capital appreciation.  Normally invests at least 80%
    (formerly ING Developing World Portfolio)                     of its assets in securities of issuers located in at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  three countries with emerging securities markets.  May also
    INVESTMENT SUBADVISER: JPMorgan Investment Management Inc.    invest to a lesser extent in debt securities of issuers in countries with emerging markets.  May also invest in
                                                                  high-quality, short-term money market instruments and
                                                                  repurchase agreements.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                           Seeks capital growth over the long term. Under normal
    (Class S)                                                     market conditions, invests at least 80% of its total assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in equity securities of small-cap companies. May invest up
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      to 20% of its assets in foreign securities, convertible
    Inc.                                                          securities and high quality money market instruments and
                                                                  repurchase agreements.  May invest in REITs and derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO                        Seeks to provide long-term capital appreciation. Under
    (Class S)                                                     normal market conditions, the Portfolio invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its assets in equity securities of mid and
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      large-capitalization companies at the time of purchase.
    Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Class S)                       Seeks long-term growth of capital.  Under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  conditions, invests in a wide variety of international
    INVESTMENT SUBADVISER: Julius Baer Investment Management LLC  equity securities issued through the world, normally excluding the United States.  Normally invests at least 80%
                                                                  of its assets in equity securities tied economically to
                                                                  countries outside the United States.
-------------------------------------------------------------------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING LEGG MASON VALUE PORTFOLIO (Class S)                          A non-diversified portfolio that seeks long-term growth of
    (formerly ING Janus Growth and Income Portfolio)              capital. Normally invests in equity securities, including
                                                                  foreign securities, that offer the potential for capital
    INVESTMENT ADVISER:  Directed Services, Inc.                  growth. May also invest in companies with market
    INVESTMENT SUBADVISER:  Legg Mason Funds Management, Inc.     capitalizations greater than $5 billion, but may invest in companies of any size.  May also invest up to 25% of its
                                                                  total assets in long-term debt securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO (Class S1)              Seeks growth of capital.  Invests in a combination of
                                                                  underlying funds according to a fixed formula that over
    INVESTMENT ADVISER:  ING Investments, LLC                     time should reflect an allocation of approximately 100% in equity securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE GROWTH PORTFOLIO (Class S1)                         Seeks growth of capital and some current income.  Invests
                                                                  in a combination of underlying funds according to a fixed
    INVESTMENT ADVISER:  ING Investments, LLC                     formula that over time should reflect an allocation of
                                                                  approximately 80% in equity securities and 20% in fixed
                                                                  income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE GROWTH PORTFOLIO (Class S1)                Seeks growth of capital and current income.  Invests in a
                                                                  combination of underlying funds according to a fixed
    INVESTMENT ADVISER:  ING Investments, LLC                     formula that over time should reflect an allocation of
                                                                  approximately 50% in equity securities and 50% in fixed
                                                                  income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE PORTFOLIO (Class S1)                       Seeks growth of capital and a low to moderate level of
                                                                  current income.  Invests in a combination of underlying
    INVESTMENT ADVISER:  ING Investments, LLC                     funds according to a fixed formula that over time should
                                                                  reflect an allocation of approximately 65% in equity
                                                                  securities and 35% in fixed income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Class S)                             Seeks high level of current income consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                  preservation of capital and liquidity. Strives to maintain
    INVESTMENT SUBADVISER: ING Investment Management Co.          a stable $1 per share net asset value and its investment
                                                                  strategy focuses on safety of principal, liquidity and
                                                                  yield, in order of importance, to achieve this goal.
-------------------------------------------------------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                            Seeks capital appreciation. Invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                  securities selected for their growth potential. May invest
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        in companies of any size, from larger, well-established
                                                                  companies to smaller, emerging growth companies.
-------------------------------------------------------------------------------------------------------------------------------
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO (Class S)       Seeks long-term growth of capital. Invests primarily (no
    INVESTMENT ADVISER:  Directed Services, Inc.                  less than 65% of its total assets) in common stocks of
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        foreign companies that are selected for their long-term
                                                                  growth potential. May invest in companies of any size
                                                                  throughout the world. Normally invests in issuers from at
                                                                  least three different countries not including the United
                                                                  States and generally maintains a core position of between
                                                                  35 and 50 common stocks. May invest in common stocks of
                                                                  companies operating in emerging markets.
-------------------------------------------------------------------------------------------------------------------------------
ING MERCURY FOCUS VALUE PORTFOLIO (Class S)                       Seeks long-term growth of capital. Invests primarily in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  diversified portfolio consisting of equity securities that
    INVESTMENT SUBADVISER: Mercury Advisors                       it believes are undervalued relative to its assessment of
                                                                  the current or prospective condition of the issuer.
-------------------------------------------------------------------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING MERCURY LARGECAP GROWTH PORTFOLIO                             Seeks long-term growth of capital. Invests at least 80% of
    (Class S)                                                     its assets in equity securities of large capitalization
    INVESTMENT ADVISER:  Directed Services, Inc.                  companies located in the United States believed to have
    INVESTMENT SUBADVISER: Mercury Advisors                       good prospects for earnings growth.  These securities will be selected from companies that are included in the Russell
                                                                  1000(R) Growth Index.  May invest up to 10% of its total
                                                                  assets in securities issued by foreign companies.  Normally will invest a portion of its assets in short-term debt
                                                                  securities.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS MID CAP GROWTH PORTFOLIO (Class S)                        Seeks long-term growth of capital. Normally invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its net assets in common stocks and related
    INVESTMENT SUBADVISER: Massachusetts Financial Services       securities (such as preferred stocks, convertible
    Company                                                       securities and depositary receipts) of companies with
                                                                  medium market capitalizations (or "mid-cap companies")
                                                                  which it believes have above-average growth potential.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                          Seeks above-average income (compared to a portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  entirely invested in equity securities) consistent with the
    INVESTMENT SUBADVISER: Massachusetts Financial Services       prudent employment of capital. Secondarily seeks reasonable
    Company                                                       opportunity for growth of capital and income. Invests in a combination of equity and fixed income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS UTILITIES PORTFOLIO (Class S)                             A non-diversified portfolio that seeks capital growth and
    INVESTMENT ADVISER:  Directed Services, Inc.                  current income. Normally invests at least 80% of its net
    INVESTMENT SUBADVISER: Massachusetts Financial Services       assets in equity and debt securities of domestic and
    Company                                                       foreign (including emerging markets) companies in the
                                                                  utilities industry.
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER MAIN STREET PORTFOLIO (Class S)                   Seeks long-term growth of capital and future income.
    (formerly ING MFS Research Portfolio)                         Normally invests mainly in common stocks of U.S. companies
    INVESTMENT ADVISER:  Directed Services, Inc.                  of different capitalization ranges, presently focusing on
    INVESTMENT SUBADVISER: OppenheimerFunds, Inc.                 large-capitalization issuers. May also invest in debt
                                                                  securities, such as bonds and debentures, but does not
                                                                  currently emphasize these investments.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                           Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management. Invests, under
    INVESTMENT SUBADVISER: Pacific Investment Management          normal circumstances, at least 80% of its net assets (plus
    Company LLC                                                   borrowings for investment purposes) in a diversified
                                                                  portfolio of fixed income instruments of varying maturities.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (Class S)                          Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management.  Normally
    INVESTMENT SUBADVISER:  Pacific Investment Management         invests at least 80% of its net assets (plus borrowings for
    Company LLC                                                   investment purposes) in a diversified portfolio of high
                                                                  yield securities ("junk bonds") rated below investment
                                                                  grade but rated at least CCC/Caa by Moody's Investors
                                                                  Service, Inc., Standard and Poor's Rating Service, or
                                                                  Fitch, or if unrated, determined by PIMCO to be of
                                                                  comparable quality, subject to a maximum of 5% of total
                                                                  assets in CCC/Caa securities, determined at the time of
                                                                  investment.
-------------------------------------------------------------------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING PIONEER FUND PORTFOLIO (Class S)                              Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  broad list of carefully selected securities believed to be
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    reasonably priced, rather than in securities whose prices
                                                                  reflect a premium resulting from their current market
                                                                  popularity. Invests the major portion of its assets in
                                                                  equity securities, primarily of U.S. issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING PIONEER MID CAP VALUE PORTFOLIO (Class S)                     Seeks capital appreciation. Normally invests at least 80%
    INVESTMENT ADVISER:  Directed Services, Inc.                  of its total assets in equity securities of mid-size
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    companies, that is companies with market values within the range of market values of companies included in the Russell
                                                                  Midcap Value Index.
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO (Class S)                  A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  through investment in securities which it believes have
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     above-average capital appreciation potential. Invests
    Inc.                                                          primarily in common stocks and common stock equivalents,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks, of companies it believes are undervalued in the marketplace.
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS PORTFOLIO                          Seeks long-term growth of capital.  Secondarily seeks
    (Class S)                                                     current income.  Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  U.S. companies.  May also invest in other securities.  To a
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     lesser degree, invests in income producing securities such
    Inc.                                                          as debt securities, and may also invest in securities of
                                                                  foreign issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO                  Seeks, over the long-term, a high total investment return,
    (Class S)                                                     consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                  investment risk. Pursues an active asset allocation
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         strategy whereby investments are allocated among three
                                                                  asset classes - equity securities, debt securities and
                                                                  money market instruments. May invest up to 25% of its net
                                                                  assets in foreign equity securities.
-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                         Seeks substantial dividend income as well as long-term
    (Class S)                                                     growth of capital. Normally invests at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  assets in common stocks, with 65% in the common stocks of
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         well-established companies paying above-average dividends.
                                                                  May also invest in convertible securities, warrants and
                                                                  preferred stocks, foreign securities, debt securities
                                                                  including high-yield debt securities and future and options.
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. ALLOCATION PORTFOLIO (Class S)                       Seeks to maximize total return over the long term by
    (formerly ING UBS U.S. Balanced Portfolio)                    allocating its assets among stocks, bonds, short-term
    INVESTMENT ADVISER:  Directed Services, Inc.                  instruments and other investments. Allocates its assets
    INVESTMENT SUBADVISER: UBS Global Asset Management            among the following classes, or types, of investments:
    (Americas) Inc.                                               stocks, bonds, and short-term money market debt obligations.
-------------------------------------------------------------------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO                            Seeks long-term capital appreciation. Under normal
    (Class S)                                                     circumstances, at least 80% of the net assets of the
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio will be invested in equity securities (plus
    INVESTMENT SUBADVISER: Van Kampen                             borrowings for investment purposes). Invests primarily in
                                                                  growth-oriented companies. May invest, to a limited extent, in foreign companies that are listed on U.S. exchanges or
                                                                  traded in U.S. markets.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                         A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                     appreciation. Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  issuers located throughout the world that it believes have,
    INVESTMENT SUBADVISER: Van Kampen                             among other things, resilient business franchises and
                                                                  growth potential. Under normal market conditions, invests
                                                                  at least 65% of its total assets in securities of issuers
                                                                  from at least three different countries, which may include the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO                        Seeks long-term growth of capital and income. Under normal
    (Class S)                                                     market conditions, investing primarily in what it believes
    INVESTMENT ADVISER:  Directed Services, Inc.                  to be income-producing equity securities, including common
    INVESTMENT SUBADVISER: Van Kampen                             stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt
                                                                  securities rated "investment grade," which are securities
                                                                  rated within the four highest grades assigned by Standard &
                                                                  Poor's or by Moody's Investors Service, Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO (Class S)                    A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  and secondarily seeks current income. Invests at least 80%
    INVESTMENT SUBADVISER: Van Kampen                             of its assets in equity securities of companies in the U.S.
                                                                  real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated
                                                                  Quotation System ("NASDAQ").
-------------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.
     151 Farmington Avenue, Hartford, CT  06156-8962
-------------------------------------------------------------------------------------------------------------------------------
ING BARON SMALL CAP GROWTH PORTFOLIO (Service Class)              Seeks capital appreciation. Invests primarily (at least 80%
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    of total assets under normal circumstances) in securities
    INVESTMENT SUBADVISER: Bamco, Inc.                            of smaller companies with market values under $2.5 billion as measured at the time of purchase.
-------------------------------------------------------------------------------------------------------------------------------
ING FUNDAMENTAL RESEARCH PORTFOLIO (Service Class)                Seeks to maximize total return through investments in a
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    diversified portfolio of common stocks and securities
    INVESTMENT SUBADVISER: ING Investment Management Co.          convertible into common stock. Prior to July 5, 2005,
                                                                  invests at least 80% of assets in stocks included in the
                                                                  S&P 500 Index. Effective July 5, 2005, will invest at least
                                                                  65% of total assets in common stocks and securities
                                                                  convertible into common stocks. May invest principally in
                                                                  common stocks having significant potential for capital
                                                                  appreciation emphasizing stocks of larger companies. May
                                                                  also invest a portion of assets in stocks of mid-sized
                                                                  companies, and up to 25% of assets in stocks of foreign
                                                                  issuers, depending upon market conditions. May also invest in derivative instruments.
-------------------------------------------------------------------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                      Seeks long-term growth of capital.  Invests primarily (at
    (Service Class)                                               least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    foreign companies that the subadviser believes have high
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   growth potential.  Will normally invest in securities of at
    (London) Ltd.                                                 least three different countries other than the U.S. and
                                                                  will invest in both developed and developing markets.
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER GLOBAL PORTFOLIO (Service Class)                  Seeks capital appreciation. Invests mainly in common stocks
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    of companies in the U.S. and foreign countries. Can invest
    INVESTMENT SUBADVISER:  OppenheimerFunds, Inc.                without limit in foreign securities in any country,
                                                                  including countries with emerging markets. Currently
                                                                  emphasizes investments in developed markets such as the
                                                                  United States, Western European countries and Japan. May
                                                                  invest in companies of any size, but currently focuses its investments in mid- and large-cap companies. Normally will invest in at least three countries (one of which may be the
                                                                  United States).
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    common stocks and related securities, such as preferred
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management      stock, convertible securities and depositary receipts, of
    Inc.                                                          emerging growth companies. May invest in foreign securities
                                                                  (including emerging market securities).
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                           Seeks long-term growth of capital and future income. Under
    (Service Class)                                               normal circumstances, invests at least 80% of net assets
    INVESTMENT ADVISER:   ING Life Insurance and Annuity Company  (plus borrowings for investment purposes, if any) in equity
    INVESTMENT SUBADVISER: UBS Global Asset Management            securities of U.S. large capitalization companies.
    (Americas) Inc.                                               Investments in equity securities may include
                                                                  dividend-paying securities, common stock and preferred
                                                                  stock.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK PORTFOLIO (Service Class)                 Seeks capital growth and income. Invests in a portfolio of
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   equity securities, including common stocks, preferred
    INVESTMENT SUBADVISER: Van Kampen                             stocks and securities convertible into common and preferred stocks. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain
                                                                  derivative instruments, such as options, futures and
                                                                  options on futures, for various portfolio management
                                                                  purposes.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (Service Class)        Seeks total return, consisting of long-term capital
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   appreciation and current income. Normally invests at least
    INVESTMENT SUBADVISER: Van Kampen                             80% of net assets (plus any borrowings for investment
                                                                  purposes) in equity and income securities at the time of
                                                                  investment. Normally invests at least 65% of assets in
                                                                  income producing equity instruments (including common
                                                                  stocks, preferred stocks and convertible securities) and
                                                                  investment grade quality debt securities. May invest up to
                                                                  25% of total assets in securities of foreign issuers. May
                                                                  purchase and sell certain derivative instruments, such as
                                                                  options, futures contracts, and options on futures
                                                                  contracts, for various portfolio management purposes,
                                                                  including to earn income, to facilitate portfolio
                                                                  management and to mitigate risks.
-------------------------------------------------------------------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO                           Seeks growth of capital with dividend income as a secondary
    (formerly ING VP Worldwide Growth Portfolio)                  consideration.  Normally invests at least 80% of assets in
    INVESTMENT ADVISER:  ING Investments, LLC                     equity securities of dividend paying companies. At least
    INVESTMENT SUBADVISER:  ING Investment Management Advisors    65% of assets will be invested in equity securities of
    B.V.                                                          issuers in at least three countries, one of which may be
                                                                  the U.S., with at least 75% of total assets in common and
                                                                  preferred stocks, warrants and convertible securities.  May invest in companies located in countries with emerging
                                                                  securities markets when the fund's subadviser believes they present attractive investment opportunities.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
    INVESTMENT ADVISER:  ING Investments, LLC                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT SUBADVISER:  ING Investment                        Index), while maintaining a market level of risk.  Invests
     Management Co.,                                              at least 80% of assets in stocks included in the S&P 500
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks it believes will underperform the index.  May invest in derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP PORTFOLIO (Class S)                      Seeks to outperform the total return performance of the
                                                                  Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
    INVESTMENT ADVISOR:  ING Investments, LLC                     while maintaining a market level of risk.  Invests at least
    INVESTMENT SUBADVISER:  ING Investment Management Co.         80% of assets in stocks included in the S&P MidCap 400
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P MidCap 400 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks that it believes will underperform the index.
                                                                  May invest in derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
                                                                  Standard & Poor's SmallCap 600 Index (S&P 600 Index), while
    INVESTMENT ADVISOR:  ING Investments, LLC                     maintaining a market level of risk.  Invests at least 80%
    INVESTMENT SUBADVISER:  ING Investment Management Co.         of assets in stocks included in the S&P 600 Index.  The
                                                                  subadviser's objective is to overweight those stocks in the
                                                                  S&P 600 Index that it believes will outperform the index
                                                                  and underweight (or avoid altogether) those stocks that it believes will underperform the index.  May invest in
                                                                  derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
       7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP FINANCIAL SERVICES PORTFOLIO (Class S)                     Seeks long-term capital appreciation. Under normal
                                                                  conditions, invests at least 80% of assets in equity
    INVESTMENT ADVISER:  ING Investments, LLC                     securities and equity equivalent securities of companies
    INVESTMENT SUBADVISER:  ING Investment Management Co.         principally engaged in the financial services industry.
                                                                  Equity securities in which the Portfolio invests are
                                                                  normally common stocks, but may also include preferred
                                                                  stocks, warrants and convertible securities. May invest in initial public offerings.
-------------------------------------------------------------------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (Class S)                 Seeks long-term capital appreciation. Normally invests at
    INVESTMENT ADVISER:  ING Investments, LLC                     least 80% of assets in the common stock of smaller,
    INVESTMENT SUBADVISER:  ING Investment Management Co.         lesser-known U.S. companies that the sub-adviser believes
                                                                  have above average prospects for growth. For this
                                                                  Portfolio, smaller companies are those with market
                                                                  capitalizations that fall within the range of companies in the Russell 2000 Growth Index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO (Class S)                      Seeks to maximize total return consistent with reasonable
    INVESTMENT ADVISER:  ING Investments, LLC                     risk, through investment in a diversified portfolio
    INVESTMENT SUBADVISER:  ING Investment                        consisting primarily of debt securities. It is anticipated
    Management Co.,                                               that capital appreciation and investment income will both
                                                                  be major factors in achieving total return. Under normal
                                                                  market conditions, the Portfolio invests at least 80% of
                                                                  its assets in a portfolio of bonds, including but not
                                                                  limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or
                                                                  have an equivalent rating by a nationally recognized
                                                                  statistical rating organization, or of comparable quality
                                                                  if unrated. May also invest in: preferred stocks; high
                                                                  quality money market instruments; municipal bonds; debt
                                                                  securities of foreign issuers; mortgage- and asset-backed
                                                                  securities; and options and futures contracts involving
                                                                  securities, securities indices and interest rates. Although the portfolio may invest in high yield debt securities
                                                                  rated below investment grade, it seeks to maintain a
                                                                  minimum average portfolio quality of at least investment
                                                                  grade.
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
    11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. LEISURE FUND (Series I)                                  Seeks capital growth. Normally invests at least 80% of net
    (formerly INVESCO VIF - Leisure Fund)                         assets in the equity securities and equity-related
                                                                  instruments of companies engaged in the design, production,
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     and distribution of products related to the leisure
                                                                  activities.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    82 Devonshire Street, Boston, MA  02109
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND PORTFOLIO (Service Class 2)              Seeks long-term capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management &   Research Co.      primarily in common stocks of companies whose value the
    INVESTMENT SUBADVISER: FMR Co., Inc.                          Portfolio's investment adviser believes is not fully
                                                                  recognized by the public.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO                             Seeks reasonable income. Also considers the potential for
    (Service Class 2)                                             capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management &  Research Co.       exceeds the composite yield on the securities comprising
    INVESTMENT SUBADVISER: FMR Co., Inc.                          the Standard & Poor's 500(SM) Index. Normally invests at
                                                                  least 80% of total assets in income-producing equity
                                                                  securities (which tends to lead to investments in large cap
                                                                  "value" stocks).
-------------------------------------------------------------------------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
    600 Atlantic Avenue, Boston, MA  02210
-------------------------------------------------------------------------------------------------------------------------------

ING Empire Innovations Variable Annuity - 134836

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND (Class B)                           The Fund seeks long-term growth by investing primarily in
    INVESTMENT ADVISER:  Columbia Management Advisers, Inc.       smaller capitalization (small-cap) equities.
-------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP
    3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH  43218-2000
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BULL                                                   Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to the daily performance of the S&P 500
                                                                  Index.
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP EUROPE 30                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the ProFunds
                                                                  Europe 30 Index.
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES OPPORTUNITY                               Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to one and one-quarter times (125%) the
                                                                  inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the Russell
                                                                  2000 Index.
-------------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING PORTFOLIOS ARE WITHIN THE CURRENT GROUP OF ING PORTFOLIOS INCLUDED IN ONE OR MORE OF THE LIFESTYLE PORTFOLIOS:

ING Alliance Mid Cap Growth Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Liquid Assets Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Real Estate Portfolio
ING VP High Yield Bond Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP Small Company Portfolio

ING Empire Innovations Variable Annuity - 134836

THE FOLLOWING PORTFOLIOS ARE THOSE WITHIN THE GROUP OF ING PORTFOLIOS THAT MAY BE INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE PORTFOLIOS:

ING AIM Mid Cap Growth Portfolio
ING Alliance Mid Cap Growth Portfolio
ING American Century Large Company Value Portfolio
ING American Century Select Portfolio
ING Capital Guardian Managed Global Portfolio
ING Capital Guardian Small/Mid Cap Portfolio
ING Capital Guardian U.S. Equities Portfolio
ING Eagle Asset Capital Appreciation Portfolio
ING Evergreen Omega Portfolio
ING FMR(SM) Diversified Mid Cap Portfolio
ING FMR(SM) Earnings Growth Portfolio
ING Fundamental Research Portfolio
ING International Portfolio
ING Janus Contrarian Portfolio
ING Jennison Equity Opportunities Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING JPMorgan Small Cap Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Liquid Asset Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio
ING Mercury Focus Value Portfolio
ING Mercury Large Cap Growth Portfolio
ING MFS Capital Opportunities Portfolio
ING MFS Mid Cap Growth Portfolio
ING MFS Total Return Portfolio
ING OpCap Balanced Value Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Main Street Portfolio(R)
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Equity Income Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio
ING Van Kampen Equity Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Balanced Portfolio
ING VP Growth and Income Portfolio
ING VP Growth Portfolio
ING VP High Yield Bond Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP International Equity Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP Small Company Portfolio
ING VP SmallCap Opportunities Portfolio
ING VP Value Opportunity Portfolio

ALL OF THE ABOVE PORTFOLIOS ARE SERVICE CLASS SHARES. THE PROSPECTUS FOR THE ING LIFESTYLE PORTFOLIOS CONTAINS INFORMATION ABOUT THE UNDERLYING PORTFOLIOS INCLUDED IN THE ING LIFESTYLE PORTFOLIOS.

ING Empire Innovations Variable Annuity - 134836

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ReliaStar Life Insurance Company of New York ("ReliaStar of NY"). The Fixed Interest Division is part of the ReliaStar of NY General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account is registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 29, 2005. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

ING Empire Innovations Variable Annuity - 134836

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000 and that Option Package I was selected.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total withdrawal would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 - 3,500) is
considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $420 ($7,000x .06). The amount of the withdrawal paid to you will be $10,080 ($10,500-$420). This example does not take into account deduction of any premium taxes.

ING Empire Innovations Variable Annuity - 134836

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------

                     MGWB EXCESS WITHDRAWAL AMOUNT EXAMPLES

The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for transfers and withdrawals in excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawal Amount").

EXAMPLE # 1: CONTRACT VALUE IS GREATER THAN THE MGWB WITHDRAWAL ACCOUNT

      Assume the Contract Value (CV) before the withdrawal is $120,000, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount
(MAW) is $7,000, the MGWB Withdrawal Account ("Withdrawal Account") is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is  $110,000 ($120,000 - $10,000).
      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $71,061.95 ($73,000
* (1 - $3,000 / $113,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $97,345.13 ($100,000 * (1 - $3,000 / $113,000)). The MAW is then recalculated to be 7% of the new EPA, $6,814.15 ($97,345.13 * 7%).

EXAMPLE # 2: CONTRACT VALUE IS LESS THAN THE MGWB WITHDRAWAL ACCOUNT

      Assume the Contract Value (CV) before the withdrawal is $60,000, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount
(MAW) is $7,000, the MGWB Withdrawal Account ("Withdrawal Account") is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $50,000 ($60,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $68,867.92 ($73,000
* (1 - $3,000 / $53,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $94,339.62 ($100,000 * (1 - $3,000 / $53,000)). The MAW is then recalculated to be 7% of the new EPA, $6,603.77 ($94,339.62 * 7%).

EXAMPLE # 3: CONTRACT VALUE IS EQUAL TO THE MGWB WITHDRAWAL ACCOUNT

      Assume the Contract Value (CV) before the withdrawal is $80,000, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount
(MAW) is $7,000, the MGWB Withdrawal Account ("Withdrawal Account") is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

ING Empire Innovations Variable Annuity - 134836

      The new CV is $70,000 ($80,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $70,000.00 ($73,000
* (1 - $3,000 / $73,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $95,890.41 ($100,000 * (1 - $3,000 / $73,000)). The MAW is then recalculated to be 7% of the new EPA, $6,712.32 ($95,890.41 * 7%).

ING Empire Innovations Variable Annuity - 134836

--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------

            EXAMPLES OF MINIMUM GUARANTEED INCOME BENEFIT CALCULATION

EXAMPLE 1

AGE                             CONTRACT WITHOUT          CONTRACT WITH
---                             THE MGIB RIDER            THE MGIB RIDER
                                --------------            --------------
55    Initial Value             $100,000                  $100,000
      Accumulation Rate         0.0%                      0.00%
      Rider Charge              0.0%                      0.75%

65    Contract Value            $100,000                  $89,167
      Annuity Factor            4.71                      4.71
      Monthly Income            $471.00                   $419.98
      MGIB Rollup               n/a                       $196,715
      MGIB Ratchet              n/a                       $100,000
      Annuity Factor            n/a                       4.17
      MGIB Income               N/A                       $820.30

      Income                    $471.00                   $820.30


EXAMPLE 2

AGE                             CONTRACT WITHOUT         CONTRACT WITH
---                             THE MGIB RIDER           THE MGIB RIDER
                                --------------           --------------
55       Initial Value          $100,000                 $100,000
         Accumulation Rate      3.0%                     3.0%
         Rider Charge           0.0%                     0.75%

65       Contract Value         $134,392                 $122,019
         Annuity Factor         4.71                     4.71
         Monthly Income         $632.98                  $574.71
         MGIB Rollup            n/a                      $196,715
         MGIB Ratchet           n/a                      $122,019
         Annuity Factor         n/a                      4.17
         MGIB Income            N/A                      $820.30

         Income                 $632.98                  $820.30

ING Empire Innovations Variable Annuity - 134836

EXAMPLE 3

AGE                             CONTRACT WITHOUT          CONTRACT WITH
---                             THE MGIB RIDER            THE MGIB RIDER
                                --------------            --------------
55       Initial Value          $100,000                  $100,000
         Accumulation Rate      8.0%                      8.0%
         Rider Charge           0.0%                      0.75%

65       Contract Value         $215,892                  $200,423
         Annuity Factor         4.71                      4.71
         Monthly Income         $1,016.85                 $943.99
         MGIB Rollup            n/a                       $196,715
         MGIB Ratchet           n/a                       $200,423
         Annuity Factor         n/a                       4.17
         MGIB Income            N/A                       $835.76

         Income                 $1,016.85                 $943.99

The Accumulation Rates shown under "Contract" are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the MGIB Rollup Rate.

ING Empire Innovations Variable Annuity - 134836

                                   ING [LOGO]

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
        ReliaStar Life Insurance Company of New York is a stock company domiciled in New York.



ING Empire Innovations Variable Annuity - 134836                      04/29/2005